As filed with the Securities and Exchange Commission on February 20, 2026

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04255

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
 (Address of Principal Executive Offices - Zip Code)

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Advisers Management Trust
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)
Registrant’s telephone number, including area code: (212) 476-8800

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders.

(a) Following are copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.
Neuberger Berman Advisers Management Trust

Mid Cap Growth Portfolio

Annual Shareholder Report

December 31, 2025

Class I

This annual shareholder report contains important information about the Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.nb.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.89%

How did the Fund perform last year?

Overall, the Fund's strategy did a reasonably good job of navigating an unpredictable rollercoaster ride of sentiment as the market offered up multiple distinct mini regimes, each requiring tactical adjustments to either avoid headwinds, capitalize on opportunities or address rapidly evolving risks. Drilling down, 2025 was largely defined by a handful of secular growth trends, most notably the advancement of AI. Sustained strong demand and solid fundamentals from our AI exposure powered the Fund's returns until a broad pullback late in the period. The Fund posted a positive return but lagged the Russell Midcap® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in companies focused on computing power, infrastructure and application monetization related to AI

  Company specific issues with investments in the Consumer Discretionary, Health Care and Industrials sectors and a period-ending risk-off shift that pressured many of the period’s early winners

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class I $28,303	Russell 3000® Index $38,012	Russell Midcap® Growth Index $32,448	Russell Midcap® Index $28,420
12/31/15	$10,000	$10,000	$10,000	$10,000
12/31/16	$10,440	$11,274	$10,733	$11,380
12/31/17	$13,079	$13,656	$13,445	$13,487
12/31/18	$12,242	$12,940	$12,806	$12,265
12/31/19	$16,251	$16,954	$17,348	$16,012
12/31/20	$22,748	$20,495	$23,522	$18,750
12/31/21	$25,703	$25,754	$26,516	$22,984
12/31/22	$18,318	$20,808	$19,431	$19,004
12/31/23	$21,642	$26,209	$24,457	$22,278
12/31/24	$26,840	$32,448	$29,863	$25,697
12/31/25	$28,303	$38,012	$32,448	$28,420

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class I	5.45%	4.47%	10.96%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%
Russell Midcap® Index	10.60%	8.67%	11.01%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect any fees and expenses charged by your insurance company under your variable annuity and variable life insurance contracts or by your qualified pension and other retirement plans whose proceeds are invested in the Fund. If such fees and expenses were reflected, returns would be less than those shown. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/amtperformance.

Key Fund Statistics

Net Assets	$534,792,341
Number of Portfolio Holdings	68
Portfolio Turnover Rate	159%
Total Investment Advisory Fees Paid	$2,816,976

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Hilton Worldwide Holdings, Inc.	3.4%
Howmet Aerospace, Inc.	3.3%
Cloudflare, Inc. Class A	3.3%
Reddit, Inc. Class A	3.0%
Monolithic Power Systems, Inc.	3.0%
Carvana Co.	2.9%
Royal Caribbean Cruises Ltd.	2.9%
Cencora, Inc.	2.9%
Vistra Corp.	2.5%
Robinhood Markets, Inc. Class A	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Consumer Discretionary	21.3%
Industrials	21.2%
Information Technology	16.9%
Health Care	14.3%
Financials	11.0%
Communication Services	6.4%
Utilities	2.5%
Consumer Staples	1.9%
Energy	1.2%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/amt.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

Z0337 02/26

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

December 31, 2025

Class I

Neuberger Berman Advisers Management Trust

Mid Cap Growth Portfolio

Annual Shareholder Report

December 31, 2025

Class S

This annual shareholder report contains important information about the Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.nb.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$113	1.10%

How did the Fund perform last year?

Overall, the Fund's strategy did a reasonably good job of navigating an unpredictable rollercoaster ride of sentiment as the market offered up multiple distinct mini regimes, each requiring tactical adjustments to either avoid headwinds, capitalize on opportunities or address rapidly evolving risks. Drilling down, 2025 was largely defined by a handful of secular growth trends, most notably the advancement of AI. Sustained strong demand and solid fundamentals from our AI exposure powered the Fund's returns until a broad pullback late in the period. The Fund posted a positive return but lagged the Russell Midcap® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in companies focused on computing power, infrastructure and application monetization related to AI

  Company specific issues with investments in the Consumer Discretionary, Health Care and Industrials sectors and a period-ending risk-off shift that pressured many of the period’s early winners

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class S $27,658	Russell 3000® Index $38,012	Russell Midcap® Growth Index $32,448	Russell Midcap® Index $28,420
12/31/15	$10,000	$10,000	$10,000	$10,000
12/31/16	$10,416	$11,274	$10,733	$11,380
12/31/17	$12,975	$13,656	$13,445	$13,487
12/31/18	$12,124	$12,940	$12,806	$12,265
12/31/19	$16,062	$16,954	$17,348	$16,012
12/31/20	$22,440	$20,495	$23,522	$18,750
12/31/21	$25,295	$25,754	$26,516	$22,984
12/31/22	$18,003	$20,808	$19,431	$19,004
12/31/23	$21,237	$26,209	$24,457	$22,278
12/31/24	$26,283	$32,448	$29,863	$25,697
12/31/25	$27,658	$38,012	$32,448	$28,420

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class S	5.23%	4.27%	10.71%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%
Russell Midcap® Index	10.60%	8.67%	11.01%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect any fees and expenses charged by your insurance company under your variable annuity and variable life insurance contracts or by your qualified pension and other retirement plans whose proceeds are invested in the Fund. If such fees and expenses were reflected, returns would be less than those shown. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/amtperformance.

Key Fund Statistics

Net Assets	$534,792,341
Number of Portfolio Holdings	68
Portfolio Turnover Rate	159%
Total Investment Advisory Fees Paid	$2,816,976

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Hilton Worldwide Holdings, Inc.	3.4%
Howmet Aerospace, Inc.	3.3%
Cloudflare, Inc. Class A	3.3%
Reddit, Inc. Class A	3.0%
Monolithic Power Systems, Inc.	3.0%
Carvana Co.	2.9%
Royal Caribbean Cruises Ltd.	2.9%
Cencora, Inc.	2.9%
Vistra Corp.	2.5%
Robinhood Markets, Inc. Class A	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Consumer Discretionary	21.3%
Industrials	21.2%
Information Technology	16.9%
Health Care	14.3%
Financials	11.0%
Communication Services	6.4%
Utilities	2.5%
Consumer Staples	1.9%
Energy	1.2%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/amt.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

Z0338 02/26

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

December 31, 2025

Class S

Neuberger Berman Advisers Management Trust

Short Duration Bond Portfolio

Annual Shareholder Report

December 31, 2025

Class I

This annual shareholder report contains important information about the Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.nb.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.93%

How did the Fund perform last year?

The Fund outperformed the Bloomberg 1-3 Year U.S. Government/Credit Bond Index for the year ended December 31, 2025. Strong investor demand, supportive corporate fundamentals and U.S. Federal Reserve interest rate cuts were all tailwinds for the Fund. Against this backdrop, the leading contributor to performance was our securitized exposure, led by Mortgage-Credit and Agency Mortgages. Allocations to investment-grade and non-investment grade Corporate Bonds, as well as Bank Loans, were also beneficial. Duration and yield curve positioning were largely neutral for returns. There were no meaningful detractors from relative performance over the year.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Securitized exposure

  Investment-grade and non-investment grade Corporate Bonds

  Bank Loans

  No meaningful detractors

  Swap contracts

  Futures contracts

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class I $12,555	Bloomberg U.S. Aggregate Bond Index $12,199	Bloomberg 1-3 Year U.S. Government/Credit Bond Index $12,297
12/31/15	$10,000	$10,000	$10,000
12/31/16	$10,122	$10,265	$10,128
12/31/17	$10,212	$10,628	$10,214
12/31/18	$10,316	$10,630	$10,377
12/31/19	$10,697	$11,556	$10,795
12/31/20	$11,067	$12,424	$11,155
12/31/21	$11,149	$12,232	$11,102
12/31/22	$10,570	$10,641	$10,693
12/31/23	$11,194	$11,229	$11,186
12/31/24	$11,877	$11,369	$11,673
12/31/25	$12,555	$12,199	$12,297

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class I	5.71%	2.56%	2.30%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index	5.35%	1.97%	2.09%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect any fees and expenses charged by your insurance company under your variable annuity and variable life insurance contracts or by your qualified pension and other retirement plans whose proceeds are invested in the Fund. If such fees and expenses were reflected, returns would be less than those shown. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/amtperformance.

Key Fund Statistics

Net Assets	$79,303,158
Number of Portfolio Holdings	402
Portfolio Turnover Rate	62%
Total Investment Advisory Fees Paid	$134,030

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	6.1%
Federal Home Loan Mortgage Corp.	5.1%
Federal National Mortgage Association	4.1%
Federal National Mortgage Association Connecticut Avenue Securities	3.8%
Trestles CLO Ltd.	3.1%
RR 29 Ltd.	2.4%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	1.9%
Bank of America Corp.	1.8%
Citigroup, Inc.	1.7%
BX Trust	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Corporate Bonds	37.4%
Mortgage-Backed Securities	30.1%
Asset-Backed Securities	22.9%
Loan Assignments	2.4%
Short-Term Investments	6.1%
Other Assets Less Liabilities	1.1%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/amt.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0345 02/26

Annual Shareholder Report

December 31, 2025

Class I

Neuberger Berman Advisers Management Trust

Mid Cap Intrinsic Value Portfolio

Annual Shareholder Report

December 31, 2025

Class I

This annual shareholder report contains important information about the Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.nb.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$111	1.05%

How did the Fund perform last year?

In 2025, strong returns from companies benefiting from the AI investment wave were also accompanied by a significant recovery in several investments that until 2025 had been rather disappointing. The Fund posted a double-digit return, outperforming the Russell Midcap® Value Index (the Index). Mindful of past booms when large capital investment periods peaked, we harvested some of our gains from AI beneficiaries. The laggards in the Fund were an eclectic group of companies – perceived AI victims, those adversely impacted by the U.S. government shutdown and Ozempic (GLP-1) casualties.

Performance Attribution

Top Contributors

Top Detractors

  Overweight in the IT sector versus the Index

  Investments in Consumer Discretionary, Real Estate and Utilities

  Underweight in Financials versus the Index

  Investments in Industrials and IT

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class I $21,094	Russell 3000® Index $38,012	Russell Midcap® Value Index $25,421	Russell Midcap® Index $28,420
12/31/15	$10,000	$10,000	$10,000	$10,000
12/31/16	$11,617	$11,274	$12,000	$11,380
12/31/17	$13,561	$13,656	$13,601	$13,487
12/31/18	$11,489	$12,940	$11,930	$12,265
12/31/19	$13,413	$16,954	$15,158	$16,012
12/31/20	$13,062	$20,495	$15,910	$18,750
12/31/21	$17,346	$25,754	$20,419	$22,984
12/31/22	$15,654	$20,808	$17,962	$19,004
12/31/23	$17,376	$26,209	$20,246	$22,278
12/31/24	$18,908	$32,448	$22,892	$25,697
12/31/25	$21,094	$38,012	$25,421	$28,420

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class I	11.56%	10.06%	7.75%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Value Index	11.05%	9.83%	9.78%
Russell Midcap® Index	10.60%	8.67%	11.01%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect any fees and expenses charged by your insurance company under your variable annuity and variable life insurance contracts or by your qualified pension and other retirement plans whose proceeds are invested in the Fund. If such fees and expenses were reflected, returns would be less than those shown. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/amtperformance.

Key Fund Statistics

Net Assets	$102,194,266
Number of Portfolio Holdings	77
Portfolio Turnover Rate	19%
Total Investment Advisory Fees Paid	$621,860

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Coherent Corp.	2.6%
CenterPoint Energy, Inc.	2.5%
Ciena Corp.	2.4%
AerCap Holdings NV	2.4%
Aptiv PLC	2.3%
Hewlett Packard Enterprise Co.	2.3%
L3Harris Technologies, Inc.	2.3%
Travel & Leisure Co.	2.2%
Williams Cos., Inc.	2.2%
Arcosa, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.2%
Industrials	20.4%
Consumer Discretionary	10.7%
Financials	9.0%
Utilities	7.2%
Health Care	6.3%
Energy	6.1%
Materials	4.8%
Real Estate	4.7%
Consumer Staples	2.6%
Communication Services	1.7%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/amt.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

Z0341 02/26

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

December 31, 2025

Class I

Neuberger Berman Advisers Management Trust

Mid Cap Intrinsic Value Portfolio

Annual Shareholder Report

December 31, 2025

Class S

This annual shareholder report contains important information about the Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.nb.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$132	1.25%

How did the Fund perform last year?

In 2025, strong returns from companies benefiting from the AI investment wave were also accompanied by a significant recovery in several investments that until 2025 had been rather disappointing. The Fund posted a double-digit return, outperforming the Russell Midcap® Value Index (the Index). Mindful of past booms when large capital investment periods peaked, we harvested some of our gains from AI beneficiaries. The laggards in the Fund were an eclectic group of companies – perceived AI victims, those adversely impacted by the U.S. government shutdown and Ozempic (GLP-1) casualties.

Performance Attribution

Top Contributors

Top Detractors

  Overweight in the IT sector versus the Index

  Investments in Consumer Discretionary, Real Estate and Utilities

  Underweight in Financials versus the Index

  Investments in Industrials and IT

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class S $20,621	Russell 3000® Index $38,012	Russell Midcap® Value Index $25,421	Russell Midcap® Index $28,420
12/31/15	$10,000	$10,000	$10,000	$10,000
12/31/16	$11,598	$11,274	$12,000	$11,380
12/31/17	$13,494	$13,656	$13,601	$13,487
12/31/18	$11,406	$12,940	$11,930	$12,265
12/31/19	$13,280	$16,954	$15,158	$16,012
12/31/20	$12,904	$20,495	$15,910	$18,750
12/31/21	$17,100	$25,754	$20,419	$22,984
12/31/22	$15,398	$20,808	$17,962	$19,004
12/31/23	$17,044	$26,209	$20,246	$22,278
12/31/24	$18,521	$32,448	$22,892	$25,697
12/31/25	$20,621	$38,012	$25,421	$28,420

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class S	11.34%	9.83%	7.51%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Value Index	11.05%	9.83%	9.78%
Russell Midcap® Index	10.60%	8.67%	11.01%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect any fees and expenses charged by your insurance company under your variable annuity and variable life insurance contracts or by your qualified pension and other retirement plans whose proceeds are invested in the Fund. If such fees and expenses were reflected, returns would be less than those shown. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/amtperformance.

Key Fund Statistics

Net Assets	$102,194,266
Number of Portfolio Holdings	77
Portfolio Turnover Rate	19%
Total Investment Advisory Fees Paid	$621,860

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Coherent Corp.	2.6%
CenterPoint Energy, Inc.	2.5%
Ciena Corp.	2.4%
AerCap Holdings NV	2.4%
Aptiv PLC	2.3%
Hewlett Packard Enterprise Co.	2.3%
L3Harris Technologies, Inc.	2.3%
Travel & Leisure Co.	2.2%
Williams Cos., Inc.	2.2%
Arcosa, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.2%
Industrials	20.4%
Consumer Discretionary	10.7%
Financials	9.0%
Utilities	7.2%
Health Care	6.3%
Energy	6.1%
Materials	4.8%
Real Estate	4.7%
Consumer Staples	2.6%
Communication Services	1.7%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/amt.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

Z0342 02/26

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

December 31, 2025

Class S

Neuberger Berman Advisers Management Trust

Quality Equity Portfolio

Annual Shareholder Report

December 31, 2025

Class I

This annual shareholder report contains important information about the Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.nb.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.87%

How did the Fund perform last year?

Equity markets reached highs in 2025 despite tariffs, inflation, policy uncertainty, a U.S. government shutdown and fears of an AI bubble. The Communication Services and IT sectors were the clear leaders, benefiting from AI enthusiasm. Real Estate underperformed under pressure from high interest rates, and Consumer Staples lagged as high costs limited spending by lower socioeconomic status consumers. The Fund lagged the S&P 500® Index (the Index) as companies with the quality metrics we demand were outpaced by what we believe to be already expensive and potentially speculative IT names.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight to Communication Services and Industrials versus the Index

  Stock selection in IT, including an underweight to certain Technology names

  Stock selection in and an overweight to Financials

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class I $33,757	S&P 500® Index $39,827
12/31/15	$10,000	$10,000
12/31/16	$10,986	$11,196
12/31/17	$13,011	$13,640
12/31/18	$12,266	$13,042
12/31/19	$15,441	$17,149
12/31/20	$18,461	$20,304
12/31/21	$22,795	$26,132
12/31/22	$18,589	$21,399
12/31/23	$23,589	$27,025
12/31/24	$29,686	$33,786
12/31/25	$33,757	$39,827

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class I	13.71%	12.83%	12.94%
S&P 500® Index	17.88%	14.42%	14.82%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect any fees and expenses charged by your insurance company under your variable annuity and variable life insurance contracts or by your qualified pension and other retirement plans whose proceeds are invested in the Fund. If such fees and expenses were reflected, returns would be less than those shown. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/amtperformance.

Key Fund Statistics

Net Assets	$894,248,208
Number of Portfolio Holdings	41
Portfolio Turnover Rate	9%
Total Investment Advisory Fees Paid	$4,471,192

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Alphabet, Inc. Class A	12.7%
Amazon.com, Inc.	10.0%
Microsoft Corp.	9.4%
Interactive Brokers Group, Inc. Class A	6.1%
Berkshire Hathaway, Inc. Class B	5.0%
Applied Materials, Inc.	3.9%
Mastercard, Inc. Class A	3.8%
Apple, Inc.	3.2%
Kyndryl Holdings, Inc.	3.2%
Cencora, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	28.1%
Financials	23.7%
Consumer Discretionary	14.0%
Communication Services	12.7%
Industrials	10.1%
Health Care	8.5%
Consumer Staples	1.2%
Energy	1.2%
Materials	0.4%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.nb.com/amt or upon request at 800.877.9700 or fundinfo@nb.com.

Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Sustainable Equity Portfolio to Quality Equity Portfolio.

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominantly in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/amt.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

Z0347 02/26

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

December 31, 2025

Class I

Neuberger Berman Advisers Management Trust

Quality Equity Portfolio

Annual Shareholder Report

December 31, 2025

Class S

This annual shareholder report contains important information about the Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.nb.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$120	1.12%

How did the Fund perform last year?

Equity markets reached highs in 2025 despite tariffs, inflation, policy uncertainty, a U.S. government shutdown and fears of an AI bubble. The Communication Services and IT sectors were the clear leaders, benefiting from AI enthusiasm. Real Estate underperformed under pressure from high interest rates, and Consumer Staples lagged as high costs limited spending by lower socioeconomic status consumers. The Fund lagged the S&P 500® Index (the Index) as companies with the quality metrics we demand were outpaced by what we believe to be already expensive and potentially speculative IT names.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight to Communication Services and Industrials versus the Index

  Stock selection in IT, including an underweight to certain Technology names

  Stock selection in and an overweight to Financials

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class S $32,933	S&P 500® Index $39,827
12/31/15	$10,000	$10,000
12/31/16	$10,964	$11,196
12/31/17	$12,949	$13,640
12/31/18	$12,181	$13,042
12/31/19	$15,296	$17,149
12/31/20	$18,245	$20,304
12/31/21	$22,471	$26,132
12/31/22	$18,279	$21,399
12/31/23	$23,135	$27,025
12/31/24	$29,040	$33,786
12/31/25	$32,933	$39,827

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class S	13.41%	12.54%	12.66%
S&P 500® Index	17.88%	14.42%	14.82%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect any fees and expenses charged by your insurance company under your variable annuity and variable life insurance contracts or by your qualified pension and other retirement plans whose proceeds are invested in the Fund. If such fees and expenses were reflected, returns would be less than those shown. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/amtperformance.

Key Fund Statistics

Net Assets	$894,248,208
Number of Portfolio Holdings	41
Portfolio Turnover Rate	9%
Total Investment Advisory Fees Paid	$4,471,192

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Alphabet, Inc. Class A	12.7%
Amazon.com, Inc.	10.0%
Microsoft Corp.	9.4%
Interactive Brokers Group, Inc. Class A	6.1%
Berkshire Hathaway, Inc. Class B	5.0%
Applied Materials, Inc.	3.9%
Mastercard, Inc. Class A	3.8%
Apple, Inc.	3.2%
Kyndryl Holdings, Inc.	3.2%
Cencora, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	28.1%
Financials	23.7%
Consumer Discretionary	14.0%
Communication Services	12.7%
Industrials	10.1%
Health Care	8.5%
Consumer Staples	1.2%
Energy	1.2%
Materials	0.4%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.nb.com/amt or upon request at 800.877.9700 or fundinfo@nb.com.

Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Sustainable Equity Portfolio to Quality Equity Portfolio.

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominantly in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/amt.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

Z0319 02/26

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

December 31, 2025

Class S

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

The Board of Trustees (“Board”) of Neuberger Berman Advisers Management Trust (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is incorporated by reference to Neuberger High Yield Strategies Fund Inc.’s Form N-CSR, Investment Company Act file number 811-22396 (filed December 30, 2025). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert.
The Board has determined that the Registrant has three audit committee financial experts serving on its audit committee.  The Registrant’s audit committee financial experts are Michael J. Cosgrove, Martha C. Goss and Deborah C. McLean.  Mr. Cosgrove, Ms. Goss and Ms. McLean are independent trustees as defined by Form N-CSR.

Item 4. Principal Accountant Fees and Services.
Ernst & Young, LLP (“E&Y”) serves as independent registered public accounting firm to each series of the Registrant.

(a) Audit Fees
The aggregate fees billed for professional services rendered by E&Y for the audit of the annual financial statements or services that are normally provided by E&Y in connection with statutory and regulatory filings or engagements were $161,000 and $161,000 for the fiscal years ended 2024 and 2025, respectively.
(b) Audit-Related Fees
The aggregate fees billed to the Registrant for assurance and related services by E&Y that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Audit Fees were $0 and $0 for the fiscal years ended 2024 and 2025, respectively.  The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for assurance and related services by E&Y that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2024 and 2025, respectively.  The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(c) Tax Fees
The aggregate fees billed to the Registrant for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $47,400 and $43,900 for the fiscal years ended 2024 and 2025, respectively.  The nature of the services provided includes preparation of the Federal and State tax extensions and tax returns, review of annual excise tax calculations, and preparation of form 8613, in addition to assistance with the identification of Passive Foreign Investment Companies, assistance with determination of various foreign withholding taxes, and assistance with Internal Revenue Code and tax regulation requirements for fund investments.  The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
The fees billed to other entities in the investment company complex for professional services rendered by E&Y for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2024 and 2025, respectively.  The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(d) All Other Fees

The aggregate fees billed to the Registrant for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees were $0 and $0 for the fiscal years ended 2024 and 2025, respectively.  The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees, that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2024 and 2025, respectively.  The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(e) Audit Committee’s Pre-Approval Policies and Procedures
(1) The Audit Committee’s pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to each member of the Committee the power to pre-approve services between meetings of the Committee.
(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Hours Attributed to Other Persons
Not applicable.
(g) Non-Audit Fees

Non-audit fees billed by E&Y for services rendered to the Registrant were $47,400 and $43,900 for the fiscal years ended 2024 and 2025, respectively.
Non-audit fees billed by E&Y for services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $0 and $0 for the fiscal years ended 2024 and 2025, respectively.
(h) The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining E&Y’s independence.

(i)   Not applicable.

(j)   Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 6. Investments.
(a)	The complete schedule of investments for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Neuberger Berman
Advisers Management Trust
Mid Cap Growth Portfolio
I Class Shares
S Class Shares

Annual Financial Statements and Other Information
December 31, 2025

B1013 02/26

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend December 31, 2025 (Unaudited)

Mid Cap Growth Portfolio
Counterparties:
SSB	= State Street Bank and Trust Company
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate

1

Schedule of Investments Mid Cap Growth Portfolio^  December 31, 2025

Number of Shares		Value
Common Stocks 98.5%
Aerospace & Defense 9.1%
14,759	Axon Enterprise, Inc.	$8,382,079 *
10,367	Curtiss-Wright Corp.	5,715,016
29,332	HEICO Corp.	9,491,542
87,320	Howmet Aerospace, Inc.	17,902,346
100,784	Rocket Lab Corp.	7,030,692 *
		48,521,675
Banks 1.4%
448,052	NU Holdings Ltd. Class A	7,500,390 *
Biotechnology 4.7%
22,780	Alnylam Pharmaceuticals, Inc.	9,058,467 *
41,448	Insmed, Inc.	7,213,610 *
38,770	Natera, Inc.	8,881,819 *
		25,153,896
Broadline Retail 0.7%
34,391	Ollie's Bargain Outlet Holdings, Inc.	3,769,597 *
Capital Markets 7.4%
63,923	Ares Management Corp. Class A	10,331,874
27,548	Evercore, Inc. Class A	9,373,207
118,610	Robinhood Markets, Inc. Class A	13,414,791 *
102,851	TPG, Inc.	6,566,008
		39,685,880
Construction & Engineering 5.0%
96,402	API Group Corp.	3,688,341 *
10,639	Comfort Systems USA, Inc.	9,929,272
30,987	Quanta Services, Inc.	13,078,373
		26,695,986
Consumer Staples Distribution & Retail 1.9%
10,072	Casey's General Stores, Inc.	5,566,895
64,359	U.S. Foods Holding Corp.	4,847,520 *
		10,414,415
Diversified Telecommunication Services 1.0%
71,827	AST SpaceMobile, Inc.	5,216,795 *(a)
Electrical Equipment 2.9%
46,792	Nextpower, Inc. Class A	4,076,051 *
70,103	Vertiv Holdings Co. Class A	11,357,387
		15,433,438
Electronic Equipment, Instruments & Components 2.3%
17,154	Celestica, Inc.	5,070,894 *
81,390	Corning, Inc.	7,126,508
		12,197,402
Number of Shares		Value
Entertainment 2.5%
162,195	ROBLOX Corp. Class A	$13,142,661 *
Financial Services 2.4%
172,727	Affirm Holdings, Inc.	12,856,071 *
Health Care Equipment & Supplies 1.2%
93,581	Dexcom, Inc.	6,210,971 *
Health Care Providers & Services 4.3%
46,115	Cencora, Inc.	15,575,341
35,711	Encompass Health Corp.	3,790,366
53,548	RadNet, Inc.	3,820,650 *
		23,186,357
Health Care Technology 1.8%
33,034	Veeva Systems, Inc. Class A	7,374,180 *
62,440	Waystar Holding Corp.	2,044,910 *
		9,419,090
Hotels, Restaurants & Leisure 12.4%
17,887	DoorDash, Inc. Class A	4,051,048 *
34,210	Expedia Group, Inc.	9,692,035
39,578	Flutter Entertainment PLC	8,510,853 *
65,214	Hilton Worldwide Holdings, Inc.	18,732,721
56,200	Royal Caribbean Cruises Ltd.	15,675,304
74,021	Viking Holdings Ltd.	5,285,840 *
19,396	Wingstop, Inc.	4,625,752
		66,573,553
Household Durables 1.2%
15,480	TopBuild Corp.	6,458,101 *
Independent Power and Renewable Electricity Producers 2.6%
85,729	Vistra Corp.	13,830,660
Interactive Media & Services 3.0%
70,780	Reddit, Inc. Class A	16,270,199 *
IT Services 5.1%
90,020	Cloudflare, Inc. Class A	17,747,443 *
9,912	MongoDB, Inc.	4,159,967 *
24,427	Snowflake, Inc.	5,358,307 *
		27,265,717
Life Sciences Tools & Services 2.3%
115,704	Stevanato Group SpA	2,327,964 (a)
13,723	Waters Corp.	5,212,407 *
18,228	West Pharmaceutical Services, Inc.	5,015,252
		12,555,623
Oil, Gas & Consumable Fuels 1.2%
68,646	Cameco Corp.	6,280,423
Pharmaceuticals 0.2%
36,440	Corcept Therapeutics, Inc.	1,268,112 *

See Notes to Financial Statements

2

Schedule of Investments Mid Cap Growth Portfolio^  (cont’d)

Number of Shares		Value
Professional Services 0.8%
52,438	UL Solutions, Inc. Class A	$4,135,261
Semiconductors & Semiconductor Equipment 4.4%
29,142	Credo Technology Group Holding Ltd.	4,193,242 *
17,814	Monolithic Power Systems, Inc.	16,145,897
15,708	Teradyne, Inc.	3,040,441
		23,379,580
Software 4.3%
79,451	Datadog, Inc. Class A	10,804,541 *
111,530	IREN Ltd.	4,212,488 *(a)
34,476	Zscaler, Inc.	7,754,342 *
		22,771,371
Specialty Retail 7.3%
37,581	Carvana Co.	15,859,934 *
56,408	O'Reilly Automotive, Inc.	5,144,974 *
34,053	Ross Stores, Inc.	6,134,307
10,658	Ulta Beauty, Inc.	6,448,196 *
55,259	Wayfair, Inc. Class A	5,548,556 *
		39,135,967
Technology Hardware, Storage & Peripherals 1.2%
97,214	Pure Storage, Inc. Class A	6,514,310 *
Trading Companies & Distributors 3.9%
250,589	Fastenal Co.	10,056,137
Number of Shares		Value
Trading Companies & Distributors – cont'd
240,253	QXO, Inc.	$4,634,480 *(a)
7,702	United Rentals, Inc.	6,233,383
		20,924,000

Total Common Stocks (Cost $493,682,204)		526,767,501

Short-Term Investments 3.3%
Investment Companies 3.3%
8,459,068	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.74%(b)	8,459,068
9,409,997	State Street Navigator Securities Lending Government Money Market Portfolio, 3.80%(b)(c)	9,409,997
Total Short-Term Investments (Cost $17,869,065)		17,869,065
Total Investments 101.8% (Cost $511,551,269)		544,636,566
Liabilities Less Other Assets (1.8)%		(9,844,225)
Net Assets 100.0%		$534,792,341

*	Non-income producing security.
(a)
All or a portion of this security is on loan at December 31, 2025. Total value of all such securities at
December 31, 2025 amounted to $15,109,602, collateralized by cash collateral of $9,409,997 and non-cash (U.S. Treasury Securities) collateral of $6,527,706 for the Fund (see Note A of the Notes to
Financial Statements).

(b)	Represents 7-day effective yield as of December 31, 2025.
(c)	Represents investment of cash collateral received from securities lending.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of December 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$526,767,501	$—	$—	$526,767,501
Short-Term Investments	—	17,869,065	—	17,869,065
Total Investments	$526,767,501	$17,869,065	$—	$544,636,566

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

3

Statement of Assets and Liabilities

Neuberger Berman Advisers Management Trust

Mid Cap Growth Portfolio
December 31, 2025
Assets
Investments in securities, at value*† (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$544,636,566
Dividends and interest receivable	114,613
Receivable for Fund shares sold	55,792
Receivable for securities lending income (Note A)	3,918
Prepaid expenses and other assets	5,210
Total Assets	544,816,099
Liabilities
Payable to investment manager (Note B)	247,934
Payable for Fund shares redeemed	63,466
Payable to administrator—net (Note B)	226,174
Payable to trustees	135
Payable for cash collateral on loaned securities (Note A)	9,409,997
Other accrued expenses and payables	76,052
Total Liabilities	10,023,758
Net Assets	$534,792,341
Net Assets consist of:
Paid-in capital	$380,085,010
Total distributable earnings/(losses)	154,707,331
Net Assets	$534,792,341
Net Assets
Class I	$133,693,683
Class S	401,098,658
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	4,611,477
Class S	16,698,501
Net Asset Value, offering and redemption price per share
Class I	$28.99
Class S	24.02
†Securities on loan, at value:
Unaffiliated issuers	$15,109,602
*Cost of Investments:
(a) Unaffiliated issuers	$511,551,269

See Notes to Financial Statements

4

Statement of Operations

Neuberger Berman Advisers Management Trust

Mid Cap Growth Portfolio
For the Fiscal Year Ended December 31, 2025
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$2,256,140
Interest income—unaffiliated issuers	399,443
Income from securities loaned—net	16,316
Foreign taxes withheld	(5,608)
Total income	$2,666,291
Expenses:
Investment management fees (Note B)	2,969,056
Administration fees (Note B):
Class I	438,495
Class S	1,230,677
Distribution fees (Note B):
Class S	1,025,564
Shareholder servicing agent fees:
Class I	5,403
Class S	4,423
Audit fees	41,220
Custodian and accounting fees	66,068
Insurance	15,238
Legal fees	85,362
Shareholder reports	12,130
Trustees' fees and expenses	55,490
Miscellaneous and other fees	33,686
Total expenses	5,982,812
Expenses reimbursed by Management (Note B)	(152,080)
Total net expenses	5,830,732
Net investment income/(loss)	$(3,164,441)
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	125,986,584
Settlement of foreign currency transactions	159
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(91,895,368)
Net gain/(loss) on investments	34,091,375
Net increase/(decrease) in net assets resulting from operations	$30,926,934

See Notes to Financial Statements

5

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	MID CAP GROWTH PORTFOLIO
	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2025	December 31, 2024
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$(3,164,441)	$(2,650,183)
Net realized gain/(loss) on investments	125,986,743	81,456,556
Change in net unrealized appreciation/(depreciation) of investments	(91,895,368)	37,161,993
Net increase/(decrease) in net assets resulting from operations	30,926,934	115,968,366
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	(17,322,809)	(7,735,152)
Class S	(61,033,903)	(25,540,176)
Total distributions to shareholders	(78,356,712)	(33,275,328)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	13,685,372	11,814,091
Class S	20,719,278	9,491,569
Proceeds from reinvestment of dividends and distributions:
Class I	17,322,808	7,735,152
Class S	61,033,904	25,540,176
Payments for shares redeemed:
Class I	(36,526,988)	(25,997,764)
Class S	(44,955,143)	(66,082,876)
Net increase/(decrease) from Fund share transactions	31,279,231	(37,499,652)
Net Increase/(Decrease) in Net Assets	(16,150,547)	45,193,386
Net Assets:
Beginning of year	550,942,888	505,749,502
End of year	$534,792,341	$550,942,888

See Notes to Financial Statements

6

Notes to Financial Statements Mid Cap Growth Portfolio
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund currently offers Class I and Class S shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments

•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in common stocks, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that

7

case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the year ended December 31, 2025, was $79,898.

5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

8

ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
The Fund adopted the FASB Accounting Standards Update 2023-09, "Income Taxes (Topic 740) Improvements to Income Tax Disclosures" ("ASU 2023-09") for the year ended December 31, 2025. The adoption of this standard affected only the financial statement disclosures and had no impact on the Fund's financial position or operating results. A breakdown of income taxes paid by jurisdiction is provided when significant income taxes are paid. For the year ended December 31, 2025, Management determined that the income taxes paid by the Fund were not significant.
For federal income tax purposes, the estimated cost of investments held at December 31, 2025 was $513,129,656. The estimated gross unrealized appreciation was $61,580,721 and estimated gross unrealized depreciation was $30,073,811 resulting in net unrealized appreciation in value of investments of $31,506,910 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.
The tax character of distributions paid during the years ended December 31, 2025, and December 31, 2024, was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2025	2024	2025	2024	2025	2024
$23,952,549	$—	$54,404,163	$33,275,328	$78,356,712	$33,275,328

As of December 31, 2025, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$59,855,521	$63,344,900	$31,506,910	$—	$—	$154,707,331
The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and/or recognized on wash sales and tax adjustments related to other investments.
6
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

9

It is the policy of the Fund to pass through to its shareholders substantially all real estate investment trust (“REIT”) distributions and other income it receives, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not report this information to the Fund until the following calendar year. For the year ended December 31, 2025, the character of distributions paid to shareholders of the Fund, if any, disclosed within the Statements of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of the Fund’s distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after the Fund’s fiscal year-end. After calendar year-end, when the Fund learns the nature of the distributions paid by REITs during that year, distributions previously identified as income are often recharacterized as return of capital and/or capital gain. After all applicable REITs have informed the Fund of the actual breakdown of distributions paid to the Fund during its fiscal year, estimates previously recorded are adjusted to reflect actual results. As a result, the composition of the Fund’s distributions as reported herein may differ from the final composition determined after calendar year-end.
7
Expense allocation: Certain expenses are applicable to multiple funds within a complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.

8
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
9
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds, within the limitations prescribed by the 1940 Act,

10

in reliance on rules adopted by the Securities and Exchange Commission, particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if the Fund complies with the conditions of the Rule. Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
10
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

11
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned—net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers". The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
As of December 31, 2025, the Fund had outstanding loans of securities to certain approved brokers, with a value of $15,109,602, for which it received collateral as follows:
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 days	Greater Than 90 Days	Total
Securities Lending Transactions(a)
Common Stocks	$15,937,703	$—	$—	$—	$15,937,703
Total Borrowings	$15,937,703	$—	$—	$—	$15,937,703

(a)	Amounts represent the payable for collateral received for loaned securities. See the footnote following the Fund's Schedule of Investments.
12
Offsetting assets and liabilities: The Fund is required to disclose both gross and net information for assets and liabilities related to over-the-counter derivatives, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund’s securities lending assets at fair value are reported gross in the Statement of Assets and Liabilities. The following tables present the Fund’s securities lending assets by counterparty and net of the related collateral received by the Fund for assets as of December 31, 2025.

11

Description	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Securities lending	$15,109,602	$—

Gross Amounts Not Offset in the Statement of Assets and Liabilities:
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Statement of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Statement of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
SSB	$15,109,602	$—	$(15,109,602)	$—	$—	$—	$—	$—
Total	$15,109,602	$—	$(15,109,602)	$—	$—	$—	$—	$—

(a)	Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.
(b)
A Net Amount greater than zero represents amounts subject to loss as of December 31, 2025, in the event of a counterparty failure. A Net Amount less than zero represents amounts under-collateralized to each counterparty as of December 31, 2025.

13
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or the Fund.

14
Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

15
Segment Reporting: The Fund has adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The Fund’s investment manager acts as the Fund’s CODM. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and evaluates performance in accordance with the Fund’s principal investment strategy as disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. The Fund’s total returns, expense ratios, and changes in net assets, which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for the Fund’s single segment, are consistent with that presented within the Fund’s financial statements.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA monthly, an investment management fee at an annual rate of 0.55% of the first $250 million of the Fund’s average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million,

12

0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the year ended December 31, 2025, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.53% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA monthly, an administration fee at the annual rate of 0.30% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Fund’s Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the year ended December 31, 2025, there was no repayment to NBIA under the contractual expense limitation agreement.
At December 31, 2025, the Fund's contingent liabilities to NBIA under the contractual expense limitation agreement were as follows:

			Expenses Reimbursed in Year Ended December 31,
			2023	2024	2025
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2026	2027	2028
Class I	1.00%	12/31/28	$—	$—	$—
Class S	1.10%	12/31/28	240,209	165,528	152,080

(a)	Expense limitation per annum of the respective class's average daily net assets.
Neuberger Berman BD LLC (the "Distributor") is the Fund’s "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.
The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S’s average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide with respect to the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual

13

distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.
Note C—Securities Transactions:
During the year ended December 31, 2025, there were purchase and sale transactions of long-term securities of $871,878,720 and $929,393,645, respectively.
During the year ended December 31, 2025, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the years ended December 31, 2025, and December 31, 2024, was as follows:

	For the Year Ended December 31, 2025				For the Year Ended December 31, 2024
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	428,963	554,862	(1,089,379)	(105,554)	390,547	252,041	(858,145)	(215,557)
Class S	798,249	2,358,342	(1,612,023)	1,544,568	365,263	977,427	(2,526,237)	(1,183,547)
Note E—Line of Credit:
At December 31, 2025, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple SOFR plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for the Fund under the Credit Facility at December 31, 2025. During the year ended December 31, 2025, the Fund did not utilize the Credit Facility.

14

Financial Highlights

Mid Cap Growth Portfolio
The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the financial statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding fiscal period.

Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$31.28	$26.63	$22.54	$40.34	$39.80
Income From Investment Operations:
Net Investment Income/(Loss)[a]	(0.13)	(0.10)	(0.05)	(0.08)	(0.24)
Net Gains or Losses on Securities (both realized and unrealized)	2.14	6.46	4.14	(11.90)	5.48
Total From Investment Operations	2.01	6.36	4.09	(11.98)	5.24
Less Distributions From:
Net Realized Capital Gains	(4.30)	(1.71)	—	(5.82)	(4.70)
Net Asset Value, End of Year	$28.99	$31.28	$26.63	$22.54	$40.34
Total Return[b,c]	5.45%	24.02%	18.15%	(28.73)%	12.99%
Ratios/Supplemental Data
Net Assets, End of Year (in millions)	$133.7	$147.6	$131.3	$115.0	$165.7
Ratio of Gross Expenses to Average Net Assets[d]	0.89%	0.90%	0.92%	0.96%	0.89%
Ratio of Net Expenses to Average Net Assets	0.89%	0.90%	0.92%	0.96%	0.89%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.41)%	(0.34)%	(0.20)%	(0.27)%	(0.56)%
Portfolio Turnover Rate	159%	96%	105%	60%	47%

See Notes to Financial Highlights

15

Financial Highlights (cont’d)

Class S
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$26.62	$22.92	$19.43	$36.02	$36.06
Income (Loss) From Investment Operations:
Net Investment Income/(Loss)[a]	(0.17)	(0.14)	(0.08)	(0.11)	(0.30)
Net Gains or Losses on Securities (both realized and unrealized)	1.87	5.55	3.57	(10.66)	4.96
Total From Investment Operations	1.70	5.41	3.49	(10.77)	4.66
Less Distributions From:
Net Realized Capital Gains	(4.30)	(1.71)	—	(5.82)	(4.70)
Net Asset Value, End of Year	$24.02	$26.62	$22.92	$19.43	$36.02
Total Return[b,c]	5.23%	23.76%	17.96%	(28.83)%	12.72%
Ratios/Supplemental Data
Net Assets, End of Year (in millions)	$401.1	$403.4	$374.4	$344.7	$497.6
Ratio of Gross Expenses to Average Net Assets[d]	1.14%	1.14%	1.17%	1.21%	1.14%
Ratio of Net Expenses to Average Net Assets	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.62)%	(0.54)%	(0.37)%	(0.41)%	(0.77)%
Portfolio Turnover Rate	159%	96%	105%	60%	47%

See Notes to Financial Highlights

16

Notes to Financial Highlights Mid Cap Growth Portfolio

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
The class action proceeds listed in Note A of the Notes to Financial Statements had no impact on the Fund’s total returns for the year ended December 31, 2025. The class action proceeds received in 2024, 2023,
2022, and 2021 had no impact on the Fund’s total returns for the years ended December 31, 2024, 2023,
2022, and 2021, respectively.

c
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested.
Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if
Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

d
Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee. Management did not reimburse or waive fees during the fiscal periods shown for Class I.

17

Report of Independent Registered Public Accounting Firm
To the Shareholders of Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio
and Board of Trustees of the Neuberger Berman Advisers Management Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio (the "Fund") (one of the series constituting Neuberger Berman Advisers Management Trust (the "Trust")), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Neuberger Berman Advisers Management Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Neuberger Berman investment companies since 1954.
Boston, Massachusetts
February 12, 2026

18

Changes in and Disagreements with Accountants for Open-end Management Investment Companies
No changes and/or disagreements occurred in the current reporting period.
Proxy Disclosures for Open-end Management Investment Companies
During the period covered by this report, there were no matters submitted to the Fund's shareholders through the solicitation of proxies or otherwise.
Board Consideration of the Management Agreement
On an annual basis, the Board of Trustees (the "Board" or "Trustees") of Neuberger Berman Advisers Management Trust (the "Trust"), including the Trustees who are not "interested persons" of the Trust or of Neuberger Berman Investment Advisers LLC ("Management") (including its affiliates), as such term is defined under the Investment Company Act of 1940, as amended ("1940 Act"), ("Independent Fund Trustees"), considers whether to continue the management agreement with Management (the "Agreement") with respect to Mid Cap Growth Portfolio (the "Fund"). Throughout the process, the Independent Fund Trustees are advised by counsel that is experienced in 1940 Act matters and that is independent of Management ("Independent Counsel"). At a meeting held on October 9, 2025, the Board, including the Independent Fund Trustees, approved the continuation of the Agreement for the Fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the Fund and its shareholders; (ii) a comparison of the Fund’s performance, fees and expenses relative to its benchmark, various peers or similar accounts, as applicable; (iii) the costs of the services provided by, and the estimated profit or loss to Management from its relationships with the Fund; (iv) any apparent or anticipated economies of scale in relation to the services Management provides to the Fund and whether any such economies of scale are shared with Fund shareholders; and (v) any "fall-out" benefits likely to accrue to Management and its affiliates from their relationship with the Fund.
In evaluating the Agreement, the Board, including the Independent Fund Trustees, reviewed extensive materials provided by Management in response to questions submitted by the Independent Fund Trustees and Independent Counsel, which the Contract Review Committee annually considers and updates. It also met with senior representatives of Management regarding its personnel, operations, and profitability as they relate to the Fund. The annual contract review extends over at least two regular meetings of the Board to allow Management additional time to respond to any questions the Independent Fund Trustees may have on their initial review of the materials and for the Independent Fund Trustees to consider those responses.
In connection with its deliberations, the Board also considered the broad range of information relevant to the annual contract review that is provided to the Board (including its various standing committees) at meetings throughout the year. In addition, the Board established the Contract Review Committee, which is comprised solely of Independent Fund Trustees, to assist in its evaluation and analysis of materials for the annual contract review. Those standing committees provide reports to the full Board, including the members of the Contract Review Committee, which consider that information as part of the annual contract review process.
The Independent Fund Trustees received from Independent Counsel a memorandum discussing the legal standards for their consideration of the proposed continuation of the Agreement. During the course of the year and during their deliberations regarding the annual contract review, the Contract Review Committee and the Independent Fund Trustees met with Independent Counsel separately from representatives of Management.
Provided below is a description of the Board’s contract approval process and material factors that the Board considered at its meetings regarding renewal of the Agreement and the compensation to be paid thereunder.  In connection with its approval of the continuation of the Agreement, the Board evaluated the terms of the

19

Agreement, the overall fairness of the Agreement to the Fund, and whether the Agreement was in the best interests of the Fund and its shareholders. The Board’s determination to approve the continuation of the Agreement was based on a comprehensive consideration of all information provided to the Board throughout the year and in connection with the annual contract review. The Board considered the Fund’s investment management agreement separately from those of other funds of the Trust.
This description is not intended to include all of the factors considered by the Board. The Board members did not identify any particular information or factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time. The Board focused on the costs and benefits of the Agreement to the Fund and, through the Fund, its shareholders.
Nature, Extent, and Quality of Services
With respect to the nature, extent, and quality of the services provided, the Board considered the investment philosophy and decision-making processes of, and the qualifications, experience, capabilities, and succession plans of, and the resources available to, the portfolio management personnel of Management who perform services for the Fund. The Board noted that Management also provides certain administrative services, including fund accounting, compliance, and shareholder support services. The Board also considered Management’s policies and practices regarding brokerage, commissions, other trading costs, and allocation of portfolio transactions and reviewed the quality of the execution services that Management had provided. The Board also reviewed Management’s use of brokers to execute Fund transactions that provide research services to Management. Moreover, the Board considered Management’s approach to potential conflicts of interest both generally and between the Fund’s investments and those of other funds or accounts managed by Management.
The Board recognized the extensive range of services that Management provides to the Fund beyond the investment management services.The Board noted that Management is also responsible for monitoring compliance with the Fund’s investment objectives, policies, and restrictions, as well as compliance with applicable law, including implementing regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators. The Board considered that Management assumes significant ongoing entrepreneurial and business risks as the investment adviser and sponsor to the Fund, for which it is entitled to reasonable compensation. The Trustees also considered that Management’s responsibilities include continual management of investment, operational, cybersecurity, enterprise, valuation, liquidity, legal, regulatory, and compliance risks as they relate to the Fund, and the Board considers on a regular basis information regarding Management’s processes for monitoring and managing risk.
The Board also reviewed and evaluated Management’s activities under its contractual obligation to oversee the Fund’s various outside service providers, including its renegotiation of certain service providers’ fees and its evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Board also considered Management’s ongoing development of its own infrastructure and information technology to support the Fund through, among other things, cybersecurity, business continuity planning, and risk management. In addition, the Board noted the positive compliance history of Management, as no significant compliance problems were reported to the Board with respect to Management. The Board also considered the general structure of the portfolio managers’ compensation and whether this structure provides appropriate incentives to act in the best interests of the Fund. The Board also considered the ability of Management to attract and retain qualified personnel to service the Fund and the ability to plan for succession.
Fund Performance
The Board requested a report from an outside consulting firm that specializes in the analysis of fund industry data that compared the Fund’s performance, along with its fees and other expenses, to various peers, including a

20

group of industry peers ("Expense Group") and a broader universe of funds pursuing generally similar strategies with the same investment classification and/or objective ("Performance Universe"). The Performance Universe was composed of two types of funds: proprietary funds that are operated by insurance companies or their affiliates, and non-proprietary funds, such as the Fund, operated for insurance company investors by independent investment managers. The Board considered the Fund’s performance and fees in light of the limitations inherent in the consulting firm’s methodology for constructing such comparative groups and determining which investment companies should be included in the comparative groups, noting differences as compared to certain fund industry ranking and rating systems. The Board also considered the impact and inherent limitation on the comparisons due to the number of funds included in certain of the Fund’s Expense Group and Performance Universe.
With respect to investment performance, the Board considered information regarding the Fund’s short-, intermediate- and long-term performance, net of the Fund’s fees and expenses, on an absolute basis, relative to a benchmark index that does not deduct the fees or expenses of investing, and compared to the net performance of the Performance Universe. The Board also reviewed performance in relation to certain measures of the degree of investment risk undertaken by the portfolio managers.
The Performance Universe referenced in this section was identified by the consulting firm, as discussed above. For any period of underperformance, the Board considered the magnitude and duration of that underperformance relative to the Performance Universe, and/or the benchmark (e.g., the amount by which a Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark).
With respect to performance quintile rankings for the Fund compared to its Performance Universe, the first quintile represents the highest (best) performance and the fifth quintile represents the lowest performance.  For investment performance comparisons, the Board looked at the Fund’s Class I as a proxy for both of the Fund’s classes.
The Board considered that, based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-, 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the second quintile for the 1-, 3- and 5-year periods and the third quintile for the 10-year period. The Board also considered that for the 7-month period ending July 31, 2025, the Fund outperformed its benchmark and ranked in the first quintile of both its Morningstar and Lipper peer categories. The Board also took into account that the Fund showed a risk/return ratio that was better than the median of its Performance Universe for the 3-year period, meaning that per unit of risk taken versus a presumed risk-free investment, the Fund achieved a higher level of return than the median of its Performance Universe for that same period. In addition, the Board met with the portfolio management team in June 2025. Noting that the Fund underperformed over certain periods, the Board discussed with Management the Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that Management had taken, or intended to take, to improve performance. The Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance. The Board also considered Management’s responsiveness to the Fund’s relative performance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of the Agreement and that, after considering all relevant factors, it can determine to approve the continuation of the Agreement notwithstanding the Fund’s relative performance.
Fee Rates, Profitability, and Fall-out Benefits
With respect to the overall fairness of the Agreement, the Board considered the fee structure for the Fund under the Agreement as compared to the Expense Group provided by the consulting firm, as discussed above. The Expense Group was comprised of only non-proprietary funds, such as the Fund, operated for insurance company

21

investors by independent investment managers. The Board reviewed a comparison of the Fund’s management fee to its Expense Group. The Board noted that the comparative management fee analysis includes, in the Fund’s management fee, the separate administrative fees paid to Management. However, the Board noted that some funds in the Expense Group pay directly from fund assets for certain services that Management covers out of the administration fees for the Fund. Accordingly, the Board also considered the Fund’s total expense ratio as compared with its Expense Group as a way of taking account of these differences.
The Board compared the Fund’s contractual and actual management fees to the contractual and actual management fees, respectively, of the Fund’s Expense Group. (The actual management fees are the contractual management fees reduced by any fee waivers or other adjustments.) The Board also compared the Fund’s total expenses to the total expenses of the Fund’s Expense Group. The Board noted that the Fund’s actual management fee and total expenses were higher than the Expense Group, and considered whether specific portfolio management, administration or oversight needs contributed to the Fund’s actual management fee and total expenses. With respect to the quintile rankings for fees and total expenses (net of waivers or other adjustments, if any) for the Fund compared to its Expense Group, the first quintile represents the lowest (best) fees and/or total expenses and the fifth quintile represents the highest fees and/or total expenses. For fee comparisons, the Board looked at the Fund’s Class I as a proxy for both of the Fund’s classes.
The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee and actual management fee each ranked in the fifth quintile,and total expenses ranked in the fourth quintile.
In addition to considering the above-referenced factors, the Board took note of its ongoing dialogue with Management regarding the dynamics of the insurance/annuity marketplace. The Board considered, among other matters, related tax restrictions and the unique challenges facing that market generally, which assisted the Board in understanding the context for the Fund’s expense ratio and performance.
In concluding that the benefits accruing to Management by virtue of its relationship with the Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to the Fund, the Board reviewed specific data as to Management’s estimated profit on the Fund for a recent period on a pre-tax basis without regard to distribution expenses. The Board also reviewed data on Management’s estimated profit on the Fund after distribution/servicing expenses and taxes were factored in, as indicators of the health of the business and the extent to which Management is directing its profits into the growth of the business.
The Board considered the consistent cost allocation methodology that Management used in developing its estimated profitability figures. In addition, the Board engaged an independent accounting firm in prior years to review the profitability methodology utilized by Management when preparing this information and, discussed with the accounting firm its conclusion that Management’s process for calculating and reporting its estimated profitability figures aligned with the accounting firm’s guiding principles and industry practices.
The Board further noted Management’s representation that its estimate of profitability is derived using a methodology that is consistent with the methodology used to assess and/or report measures of profitability elsewhere at the firm. In addition, the Board recognized that Management’s calculations regarding its costs may not reflect all risks, including regulatory, legal, operational, cybersecurity, reputational, and, where appropriate, entrepreneurial risks, associated with offering and managing a fund in the current regulatory and market environment.  The Board also considered any fall-out (i.e., indirect) benefits likely to accrue to Management or its affiliates from their relationship with the Fund, such as research it may receive from broker-dealers executing the Fund’s portfolio transactions on an agency basis. The Board recognized that Management should be entitled to earn a reasonable level of profits for services it provides to the Fund and, based on its review, concluded that Management’s reported level of estimated profitability on the Fund was reasonable.

22

Information Regarding Services to Other Clients
The Board also considered other funds and separate accounts that were advised or sub-advised by Management or its affiliates with investment objectives, policies and strategies that were similar to those of the Fund, and compared the fees charged to the Fund to the fees charged to such comparable funds and separate accounts. The Board considered the reasonableness of any differences between the fees charged to a Fund and such comparable funds and/or separate accounts, and determined that differences in fees and fee structures were consistent with the differences in the management and other services provided. The Board explored with Management its assertion that to the extent the rates of fees paid by some such accounts, were lower than the fee rates paid by the corresponding Fund, the differences reflected Management’s greater level of responsibilities and significantly broader scope of services to the Fund, the more extensive regulatory obligations and risks associated with managing the Fund, and other financial considerations with respect to creation, sponsorship, and maintenance of the Fund.
Economies of Scale
The Board also evaluated apparent or anticipated economies of scale in relation to the services Management provides to the Fund. The Board considered whether the Fund’s fee structure provides for a reduction of payments resulting from the use of breakpoints, the size of any breakpoints in the Fund’s advisory fees, and whether any such breakpoints are set at appropriate asset levels. The Board also compared the breakpoint structure to that of the Expense Group. In addition, the Board considered the expense limitation and/or fee waiver arrangements that reduces Fund expenses at all asset levels which can have an effect similar to breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if the Fund’s assets decline. The Board also considered that Management has provided, at no added cost to the Fund, certain additional services, including but not limited to, services required by new regulations or regulatory interpretations, services impelled by changes in the securities markets or the business landscape, and/or services requested by the Board. The Board considered that this is a way of sharing economies of scale with the Fund and its shareholders.
Conclusions
In approving the continuation of the Agreement, the Board concluded that, in its business judgment, the terms of the Agreement are fair and reasonable to the Fund and that approval of the continuation of the Agreement is in the best interests of the Fund and its shareholders. In reaching this determination, the Board considered that Management could be expected to continue to provide a high level of service to the Fund; that the performance of the Fund was satisfactory over time; that the Board retained confidence in Management’s capabilities to manage the Fund; that the Fund’s fee structure appeared to the Board to be reasonable given the nature, extent, and quality of services provided; and that the benefits accruing to Management and its affiliates by virtue of their relationship with the Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to the Fund. The Board’s conclusions are based in part on its consideration of materials prepared in connection with the approval or continuance of the Agreement in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year, in addition to material prepared specifically for the most recent annual review of the Agreement.

23

Notice to Shareholders
9.845% of the dividends earned during the fiscal year ended December 31, 2025 qualify for the dividends received deduction for corporate shareholders.
The Fund designates $54,404,163 as a capital gain distribution.

24

Neuberger Berman
Advisers Management Trust
Mid Cap Intrinsic Value Portfolio
I Class Shares
S Class Shares

Annual Financial Statements and Other Information
December 31, 2025

B1012 02/26

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend December 31, 2025 (Unaudited)

Mid Cap Intrinsic Value Portfolio
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate

1

Schedule of Investments Mid Cap Intrinsic Value Portfolio^  December 31, 2025

Number of Shares		Value
Common Stocks 100.1%
Aerospace & Defense 2.9%
1,775	General Dynamics Corp.	$597,572
7,946	L3Harris Technologies, Inc.	2,332,707
		2,930,279
Air Freight & Logistics 2.9%
6,493	FedEx Corp.	1,875,568
20,173	GXO Logistics, Inc.	1,061,907 *
		2,937,475
Automobile Components 2.3%
31,605	Aptiv PLC	2,404,825 *
Automobiles 1.8%
22,047	General Motors Co.	1,792,862
Banks 4.9%
64,716	First Horizon Corp.	1,546,712
97,625	Huntington Bancshares, Inc.	1,693,794
37,000	Truist Financial Corp.	1,820,770
		5,061,276
Building Products 3.4%
24,209	Fortune Brands Innovations, Inc.	1,210,934
43,252	Resideo Technologies, Inc.	1,519,010 *
22,781	Trex Co., Inc.	799,158 *
		3,529,102
Chemicals 0.7%
12,660	Ashland, Inc.	742,762
Communications Equipment 3.1%
10,413	Ciena Corp.	2,435,288 *
1,955	Motorola Solutions, Inc.	749,391
		3,184,679
Construction & Engineering 2.1%
20,082	Arcosa, Inc.	2,135,118
Consumer Finance 1.0%
14,416	Bread Financial Holdings, Inc.	1,067,217
Consumer Staples Distribution & Retail 1.8%
15,098	Dollar Tree, Inc.	1,857,205 *
Containers & Packaging 2.1%
3,888	Avery Dennison Corp.	707,149
34,683	Sealed Air Corp.	1,436,917
		2,144,066
Electric Utilities 2.0%
45,068	FirstEnergy Corp.	2,017,694
Electrical Equipment 0.7%
1,890	Rockwell Automation, Inc.	735,342
Number of Shares		Value
Electronic Equipment, Instruments & Components 7.7%
3,251	CDW Corp.	$442,786
14,217	Coherent Corp.	2,624,032 *
24,331	IPG Photonics Corp.	1,742,099 *
10,286	Itron, Inc.	955,158 *
4,093	Teledyne Technologies, Inc.	2,090,418 *
		7,854,493
Energy Equipment & Services 1.4%
30,494	Baker Hughes Co.	1,388,697
Entertainment 1.7%
176,491	Lionsgate Studios Corp.	1,611,363 *
11,765	Starz Entertainment Corp.	137,650 *
		1,749,013
Food Products 0.8%
48,784	Magnum Ice Cream Co. NV	773,227 *
Health Care Equipment & Supplies 2.8%
20,168	Haemonetics Corp.	1,616,465 *
14,248	Zimmer Biomet Holdings, Inc.	1,281,180
		2,897,645
Health Care Providers & Services 2.0%
2,489	McKesson Corp.	2,041,702
Hotels, Restaurants & Leisure 5.7%
107,874	Brightstar Lottery PLC	1,669,889
41,063	MGM Resorts International	1,498,389 *
32,643	Travel & Leisure Co.	2,302,311
8,704	United Parks & Resorts, Inc.	315,955 *
		5,786,544
Independent Power and Renewable Electricity Producers 1.4%
5,561	Ormat Technologies, Inc.	614,323
5,084	Vistra Corp.	820,202
		1,434,525
Industrial REITs 1.1%
30,633	STAG Industrial, Inc.	1,126,069
Insurance 3.0%
3,891	Allstate Corp.	809,912
10,971	Globe Life, Inc.	1,534,404
14,283	Ryan Specialty Holdings, Inc.	737,431
		3,081,747
IT Services 1.9%
22,829	Kyndryl Holdings, Inc.	606,338 *
12,664	Wix.com Ltd.	1,315,663 *
		1,922,001
Life Sciences Tools & Services 1.5%
2,367	Charles River Laboratories International, Inc.	472,169 *

See Notes to Financial Statements

2

Schedule of Investments Mid Cap Intrinsic Value Portfolio^  (cont’d)

Number of Shares		Value
Life Sciences Tools & Services – cont'd
4,870	IQVIA Holdings, Inc.	$1,097,747 *
		1,569,916
Machinery 2.2%
94,830	Gates Industrial Corp. PLC	2,036,000 *
1,601	Middleby Corp.	238,021 *
		2,274,021
Metals & Mining 2.0%
38,037	Alcoa Corp.	2,021,286
Multi-Utilities 3.9%
65,626	CenterPoint Energy, Inc.	2,516,101
24,436	Dominion Energy, Inc.	1,431,705
		3,947,806
Oil, Gas & Consumable Fuels 4.7%
27,044	Devon Energy Corp.	990,622
14,814	EOG Resources, Inc.	1,555,618
37,821	Williams Cos., Inc.	2,273,420
		4,819,660
Professional Services 3.8%
322,916	Alight, Inc. Class A	629,686
23,849	Concentrix Corp.	991,641
282,780	Conduent, Inc.	542,938 *
43,735	KBR, Inc.	1,758,147
		3,922,412
Real Estate Management & Development 1.9%
5,784	Jones Lang LaSalle, Inc.	1,946,143 *
Retail REITs 1.8%
26,090	Regency Centers Corp.	1,800,993
Semiconductors & Semiconductor Equipment 5.0%
25,961	Enphase Energy, Inc.	832,050 *
39,787	Intel Corp.	1,468,140 *
7,397	MACOM Technology Solutions Holdings, Inc.	1,266,958 *
24,111	Skyworks Solutions, Inc.	1,528,879
		5,096,027
Number of Shares		Value
Software 5.5%
17,109	Docusign, Inc.	$1,170,256 *
13,400	Gitlab, Inc. Class A	502,902 *
102,381	UiPath, Inc. Class A	1,678,024 *
25,152	Varonis Systems, Inc.	824,986 *
16,573	Zoom Communications, Inc.	1,430,084 *
		5,606,252
Specialty Retail 0.6%
8,604	Best Buy Co., Inc.	575,866
Technology Hardware, Storage & Peripherals 3.2%
98,824	Hewlett Packard Enterprise Co.	2,373,752
12,859	Pure Storage, Inc. Class A	861,682 *
		3,235,434
Textiles, Apparel & Luxury Goods 0.4%
90,731	Under Armour, Inc. Class C	435,509 *
Trading Companies & Distributors 2.4%
16,861	AerCap Holdings NV	2,423,937

Total Common Stocks (Cost $73,921,460)		102,270,827

Short-Term Investments 0.3%
Investment Companies 0.3%
307,125	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.74%(a) (Cost $307,125)	307,125
Total Investments 100.4% (Cost $74,228,585)		102,577,952
Liabilities Less Other Assets (0.4)%		(383,686)
Net Assets 100.0%		$102,194,266

*	Non-income producing security.
(a)	Represents 7-day effective yield as of December 31, 2025.

See Notes to Financial Statements

3

Schedule of Investments Mid Cap Intrinsic Value Portfolio^  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of December 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$102,270,827	$—	$—	$102,270,827
Short-Term Investments	—	307,125	—	307,125
Total Investments	$102,270,827	$307,125	$—	$102,577,952

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

4

Statement of Assets and Liabilities

Neuberger Berman Advisers Management Trust

Mid Cap Intrinsic Value Portfolio
December 31, 2025
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$102,577,952
Dividends and interest receivable	99,692
Receivable for securities sold	485,276
Receivable for Fund shares sold	1,108
Prepaid expenses and other assets	1,130
Total Assets	103,165,158
Liabilities
Payable to investment manager (Note B)	47,936
Due to custodian	27
Payable for securities purchased	775,558
Payable for Fund shares redeemed	65,069
Payable to administrator—net (Note B)	21,565
Payable to trustees	89
Other accrued expenses and payables	60,648
Total Liabilities	970,892
Net Assets	$102,194,266
Net Assets consist of:
Paid-in capital	$63,530,523
Total distributable earnings/(losses)	38,663,743
Net Assets	$102,194,266
Net Assets
Class I	$101,236,436
Class S	957,830
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	6,167,988
Class S	46,024
Net Asset Value, offering and redemption price per share
Class I	$16.41
Class S	20.81
*Cost of Investments:
(a) Unaffiliated issuers	$74,228,585

See Notes to Financial Statements

5

Statement of Operations

Neuberger Berman Advisers Management Trust

Mid Cap Intrinsic Value Portfolio
For the Fiscal Year Ended December 31, 2025
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$2,202,620
Interest income—unaffiliated issuers	30,776
Foreign taxes withheld	(1,846)
Total income	$2,231,550
Expenses:
Investment management fees (Note B)	644,948
Administration fees (Note B):
Class I	281,616
Class S	70,173
Distribution fees (Note B):
Class S	58,478
Shareholder servicing agent fees:
Class I	3,104
Class S	1,461
Audit fees	41,220
Custodian and accounting fees	40,615
Insurance	3,385
Legal fees	85,291
Shareholder reports	8,324
Trustees' fees and expenses	54,421
Interest	27
Miscellaneous and other fees	12,781
Total expenses	1,305,844
Expenses reimbursed by Management (Note B)	(23,088)
Total net expenses	1,282,756
Net investment income/(loss)	$948,794
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	9,721,495
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	1,590,902
Net gain/(loss) on investments	11,312,397
Net increase/(decrease) in net assets resulting from operations	$12,261,191

See Notes to Financial Statements

6

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	MID CAP INTRINSIC VALUE PORTFOLIO
	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2025	December 31, 2024
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$948,794	$492,214
Net realized gain/(loss) on investments	9,721,495	10,129,439
Change in net unrealized appreciation/(depreciation) of investments	1,590,902	228,717
Net increase/(decrease) in net assets resulting from operations	12,261,191	10,850,370
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	(10,664,341)	(3,707,300)
Class S	(79,929)	(935,606)
Total distributions to shareholders	(10,744,270)	(4,642,906)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	8,574,487	6,151,488
Class S	2,346,198	2,585,700
Proceeds from reinvestment of dividends and distributions:
Class I	10,664,341	3,707,300
Class S	79,928	935,606
Payments for shares redeemed:
Class I	(12,009,303)	(13,121,694)
Class S	(34,004,569)	(7,992,507)
Net increase/(decrease) from Fund share transactions	(24,348,918)	(7,734,107)
Net Increase/(Decrease) in Net Assets	(22,831,997)	(1,526,643)
Net Assets:
Beginning of year	125,026,263	126,552,906
End of year	$102,194,266	$125,026,263

See Notes to Financial Statements

7

Notes to Financial Statements Mid Cap Intrinsic Value Portfolio
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund currently offers Class I and Class S shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments

•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in common stocks, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of

8

4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the year ended December 31, 2025, was $15,463.

5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute

9

substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
The Fund adopted the FASB Accounting Standards Update 2023-09, "Income Taxes (Topic 740) Improvements to Income Tax Disclosures" ("ASU 2023-09") for the year ended December 31, 2025. The adoption of this standard affected only the financial statement disclosures and had no impact on the Fund's financial position or operating results. A breakdown of income taxes paid by jurisdiction is provided when significant income taxes are paid. For the year ended December 31, 2025, Management determined that the income taxes paid by the Fund were not significant.
For federal income tax purposes, the estimated cost of investments held at December 31, 2025 was $75,702,597. The estimated gross unrealized appreciation was $34,534,375 and estimated gross unrealized depreciation was $7,659,020 resulting in net unrealized appreciation in value of investments of $26,875,355 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.
The tax character of distributions paid during the years ended December 31, 2025, and December 31, 2024, was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2025	2024	2025	2024	2025	2024
$494,166	$816,051	$10,250,104	$3,826,855	$10,744,270	$4,642,906

As of December 31, 2025, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$682,620	$11,105,768	$26,875,355	$—	$—	$38,663,743
The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales and tax adjustments related to other investments.

10

6
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

It is the policy of the Fund to pass through to its shareholders substantially all real estate investment trust (“REIT”) distributions and other income it receives, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not report this information to the Fund until the following calendar year. At December 31, 2025, the Fund estimated these amounts for the period January 1, 2025 to December 31, 2025 within the financial statements because the 2025 information is not available from the REITs until after the Fund’s fiscal year-end. All estimates are based upon REIT information sources available to the Fund together with actual IRS Forms 1099-DIV received to date. For the year ended December 31, 2025, the character of distributions paid to shareholders of the Fund, if any, disclosed within the Statements of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of the Fund’s distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after the Fund’s fiscal year-end. After calendar year-end, when the Fund learns the nature of the distributions paid by REITs during that year, distributions previously identified as income are often recharacterized as return of capital and/or capital gain. After all applicable REITs have informed the Fund of the actual breakdown of distributions paid to the Fund during its fiscal year, estimates previously recorded are adjusted to reflect actual results. As a result, the composition of the Fund’s distributions as reported herein may differ from the final composition determined after calendar year-end.
7
Expense allocation: Certain expenses are applicable to multiple funds within a complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.

8
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign

11

debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
9
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds, within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the Securities and Exchange Commission, particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if the Fund complies with the conditions of the Rule. Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.

10
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

11
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned—net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers." The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
During the year ended December 31, 2025, the Fund did not participate in securities lending.
12
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or the Fund.

13
Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

14
Segment Reporting: The Fund has adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making

12

resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The Fund’s investment manager acts as the Fund’s CODM. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and evaluates performance in accordance with the Fund’s principal investment strategy as disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. The Fund’s total returns, expense ratios, and changes in net assets, which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for the Fund’s single segment, are consistent with that presented within the Fund’s financial statements.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA monthly, an investment management fee at an annual rate of 0.55% of the first $250 million of the Fund’s average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the year ended December 31, 2025, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.55% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA monthly, an administration fee at the annual rate of 0.30% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Fund’s Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the year ended December 31, 2025, there was no repayment to NBIA under the contractual expense limitation agreement.
At December 31, 2025, the Fund's contingent liabilities to NBIA under the contractual expense limitation agreement were as follows:

			Expenses Reimbursed in Year Ended December 31,
			2023	2024	2025
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2026	2027	2028
Class I	1.50%(b)	12/31/28	$—	$—	$—
Class S	1.25%(b)	12/31/28	5,652	16,517	18,328

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(a)	Expense limitation per annum of the respective class's average daily net assets.
(b)
In addition to the contractual undertaking described above, from December 1, 2025 to December 31, 2026,
NBIA has voluntarily undertaken to waive fees and/or reimburse certain expenses so that their Operating
Expenses, per annum of their respective average daily net assets, are limited to the percentages indicated
below. Voluntary reimbursements are not subject to recovery by NBIA and are terminable or subject to modification by NBIA, in its sole discretion, without notice to the Fund:

Class	Voluntary Expense Limitation	Effective Date(s)	Fees Voluntarily Waived for the Year Ended December 31, 2025
Mid Cap Intrinsic Value Portfolio Class I	0.85%	12/01/2025	$4,637
Mid Cap Intrinsic Value Portfolio Class S	1.10%	12/01/2025	123
Neuberger Berman BD LLC (the "Distributor") is the Fund’s "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.
The Board has adopted a distribution and shareholder services plan (the “Plan”) for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S’s average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators (“intermediaries”) for services they provide with respect to the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.
Note C—Securities Transactions:
During the year ended December 31, 2025, there were purchase and sale transactions of long-term securities of $22,134,349 and $56,449,968, respectively.
During the year ended December 31, 2025, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the years ended December 31, 2025, and December 31, 2024, was as follows:

	For the Year Ended December 31, 2025				For the Year Ended December 31, 2024
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	535,556	672,829	(734,507)	473,878	378,181	224,277	(797,695)	(195,237)
Class S	122,294	3,975	(1,605,623)	(1,479,354)	129,377	45,751	(397,011)	(221,883)

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Note E—Line of Credit:
At December 31, 2025, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple SOFR plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for the Fund under the Credit Facility at December 31, 2025. During the year ended December 31, 2025, the Fund did not utilize the Credit Facility.

15

Financial Highlights

Mid Cap Intrinsic Value Portfolio
The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the financial statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding fiscal period.

Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$16.49	$15.76	$15.20	$20.33	$15.40
Income From Investment Operations:
Net Investment Income/(Loss)[a]	0.14	0.07	0.12	0.16	0.14
Net Gains or Losses on Securities (both realized and unrealized)	1.70	1.32	1.43	(2.39)	4.91
Total From Investment Operations	1.84	1.39	1.55	(2.23)	5.05
Less Distributions From:
Net Investment Income	(0.08)	(0.12)	(0.16)	(0.11)	(0.12)
Net Realized Capital Gains	(1.84)	(0.54)	(0.83)	(2.79)	—
Total Distributions	(1.92)	(0.66)	(0.99)	(2.90)	(0.12)
Net Asset Value, End of Year	$16.41	$16.49	$15.76	$15.20	$20.33
Total Return[b,c]	11.56%	8.82%	11.00%	(9.75)%	32.80%
Ratios/Supplemental Data
Net Assets, End of Year (in millions)	$101.2	$93.9	$92.8	$89.1	$109.8
Ratio of Gross Expenses to Average Net Assets[d]	1.06%	1.05%	1.02%	1.03%	1.00%
Ratio of Net Expenses to Average Net Assets	1.05%	1.05%	1.02%	1.03%	1.00%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.84%	0.44%	0.78%	0.87%	0.74%
Portfolio Turnover Rate	19%	21%	20%	14%	40%

See Notes to Financial Highlights

16

Financial Highlights (cont’d)

Class S
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$20.40	$19.32	$18.39	$23.82	$18.02
Income (Loss) From Investment Operations:
Net Investment Income/(Loss)[a]	0.14	0.05	0.10	0.14	0.10
Net Gains or Losses on Securities (both realized and unrealized)	2.11	1.63	1.76	(2.75)	5.76
Total From Investment Operations	2.25	1.68	1.86	(2.61)	5.86
Less Distributions From:
Net Investment Income	—	(0.06)	(0.10)	(0.03)	(0.06)
Net Realized Capital Gains	(1.84)	(0.54)	(0.83)	(2.79)	—
Total Distributions	(1.84)	(0.60)	(0.93)	(2.82)	(0.06)
Net Asset Value, End of Year	$20.81	$20.40	$19.32	$18.39	$23.82
Total Return[b,c]	11.34%	8.67%	10.69%	(9.95)%	32.52%
Ratios/Supplemental Data
Net Assets, End of Year (in millions)	$1.0	$31.1	$33.8	$34.9	$43.5
Ratio of Gross Expenses to Average Net Assets[d]	1.33%	1.30%	1.27%	1.28%	1.25%
Ratio of Net Expenses to Average Net Assets	1.25%	1.25%	1.26%	1.25%	1.25%[e]
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.69%	0.24%	0.54%	0.65%	0.48%
Portfolio Turnover Rate	19%	21%	20%	14%	40%

See Notes to Financial Highlights

17

Notes to Financial Highlights Mid Cap Intrinsic Value Portfolio

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested.
Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if
Management had not reimbursed and/or waived certain expenses. Total return would have been higher if
Management had not recouped previously reimbursed and/or waived expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

c
Had the Fund not received class action proceeds listed in Note A of the Notes to Financial Statements, total return based on per share NAV for the year ended December 31, 2025 would have been 10.91% for
Class S. The class action proceeds received in 2025 had no impact on the Fund's total return for Class I for the year ended December 31, 2025. The class action proceeds received in 2023 had no impact on the
Fund’s total return for Class I for the year ended December 31, 2023. The class action proceeds received in
2022 had no impact on the Fund’s total return for the year ended December 31, 2022. Had the Fund not received the class action proceeds for the years ended December 31, 2024 and 2023, total return based on per share NAV for the years ended December 31, 2024 and 2023 would have been:

	Year Ended December 31,
	2024	2023
Class I	8.75%	—
Class S	8.61%	10.63%

d	Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.
e
After repayment of expenses previously reimbursed and/or fees previously waived by Management pursuant to the terms of the contractual expense limitation agreements with Management, as applicable. Had the
Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

Year Ended December 31,
2021
Class S	1.25%

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Report of Independent Registered Public Accounting Firm
To the Shareholders of Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio
and Board of Trustees of the Neuberger Berman Advisers Management Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio (the "Fund") (one of the series constituting Neuberger Berman Advisers Management Trust (the "Trust")), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Neuberger Berman Advisers Management Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Neuberger Berman investment companies since 1954.
Boston, Massachusetts
February 12, 2026

19

Changes in and Disagreements with Accountants for Open-end Management Investment Companies
No changes and/or disagreements occurred in the current reporting period.
Proxy Disclosures for Open-end Management Investment Companies
During the period covered by this report, there were no matters submitted to the Fund's shareholders through the solicitation of proxies or otherwise.
Board Consideration of the Management Agreement
On an annual basis, the Board of Trustees (the “Board” or “Trustees”) of Neuberger Berman Advisers Management Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust or of Neuberger Berman Investment Advisers LLC (“Management”) (including its affiliates), as such term is defined under the Investment Company Act of 1940, as amended (“1940 Act”), (“Independent Fund Trustees”), considers whether to continue the management agreement with Management (the “Agreement”) with respect to Mid Cap Intrinsic Value Portfolio (the “Fund”).  Throughout the process, the Independent Fund Trustees are advised by counsel that is experienced in 1940 Act matters and that is independent of Management (“Independent Counsel”).  At a meeting held on October 9, 2025 the Board, including the Independent Fund Trustees, approved the continuation of the Agreement for the Fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the Fund and its shareholders; (ii) a comparison of the Fund’s performance, fees and expenses relative to its benchmark, various peers or similar accounts, as applicable; (iii) the costs of the services provided by, and the estimated profit or loss to Management from its relationships with the Fund; (iv) any apparent or anticipated economies of scale in relation to the services Management provides to the Fund and whether any such economies of scale are shared with Fund shareholders; and (v) any “fall-out” benefits likely to accrue to Management and its affiliates from their relationship with the Fund.
In evaluating the Agreement, the Board, including the Independent Fund Trustees, reviewed extensive materials provided by Management in response to questions submitted by the Independent Fund Trustees and Independent Counsel, which the Contract Review Committee annually considers and updates. It also met with senior representatives of Management regarding its personnel, operations, and profitability as they relate to the Fund. The annual contract review extends over at least two regular meetings of the Board to allow Management additional time to respond to any questions the Independent Fund Trustees may have on their initial review of the materials and for the Independent Fund Trustees to consider those responses.
In connection with its deliberations, the Board also considered the broad range of information relevant to the annual contract review that is provided to the Board (including its various standing committees) at meetings throughout the year. In addition, the Board established the Contract Review Committee, which is comprised solely of Independent Fund Trustees, to assist in its evaluation and analysis of materials for the annual contract review. Those standing committees provide reports to the full Board, including the members of the Contract Review Committee, which consider that information as part of the annual contract review process.
The Independent Fund Trustees received from Independent Counsel a memorandum discussing the legal standards for their consideration of the proposed continuation of the Agreement. During the course of the year and during their deliberations regarding the annual contract review, the Contract Review Committee and the Independent Fund Trustees met with Independent Counsel separately from representatives of Management.
Provided below is a description of the Board’s contract approval process and material factors that the Board considered at its meetings regarding renewal of the Agreement and the compensation to be paid thereunder. In connection with its approval of the continuation of the Agreement, the Board evaluated the terms of the

20

Agreement, the overall fairness of the Agreement to the Fund, and whether the Agreement was in the best interests of the Fund and its shareholders. The Board’s determination to approve the continuation of the Agreement was based on a comprehensive consideration of all information provided to the Board throughout the year and in connection with the annual contract review. The Board considered the Fund’s investment management agreement separately from those of other funds of the Trust.
This description is not intended to include all of the factors considered by the Board. The Board members did not identify any particular information or factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time. The Board focused on the costs and benefits of the Agreement to the Fund and, through the Fund, its shareholders.
Nature, Extent, and Quality of Services
With respect to the nature, extent, and quality of the services provided, the Board considered the investment philosophy and decision-making processes of, and the qualifications, experience, capabilities, and succession plans of, and the resources available to, the portfolio management personnel of Management who perform services for the Fund. The Board noted that Management also provides certain administrative services, including fund accounting, compliance, and shareholder support services. The Board also considered Management’s policies and practices regarding brokerage, commissions, other trading costs, and allocation of portfolio transactions and reviewed the quality of the execution services that Management had provided. The Board also reviewed Management’s use of brokers to execute Fund transactions that provide research services to Management. Moreover, the Board considered Management’s approach to potential conflicts of interest both generally and between the Fund’s investments and those of other funds or accounts managed by Management.
The Board recognized the extensive range of services that Management provides to the Fund beyond the investment management services. The Board noted that Management is also responsible for monitoring compliance with the Fund’s investment objectives, policies, and restrictions, as well as compliance with applicable law, including implementing regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators. The Board considered that Management assumes significant ongoing entrepreneurial and business risks as the investment adviser and sponsor to the Fund, for which it is entitled to reasonable compensation. The Trustees also considered that Management’s responsibilities include continual management of investment, operational, cybersecurity, enterprise, valuation, liquidity, legal, regulatory, and compliance risks as they relate to the Fund, and the Board considers on a regular basis information regarding Management’s processes for monitoring and managing risk.
The Board also reviewed and evaluated Management’s activities under its contractual obligation to oversee the Fund’s various outside service providers, including its renegotiation of certain service providers’ fees and its evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Board also considered Management’s ongoing development of its own infrastructure and information technology to support the Fund through, among other things, cybersecurity, business continuity planning, and risk management. In addition, the Board noted the positive compliance history of Management, as no significant compliance problems were reported to the Board with respect to Management. The Board also considered the general structure of the portfolio managers’ compensation and whether this structure provides appropriate incentives to act in the best interests of the Fund. The Board also considered the ability of Management to attract and retain qualified personnel to service the Fund and the ability to plan for succession.
Fund Performance
The Board requested a report from an outside consulting firm that specializes in the analysis of fund industry data that compared the Fund’s performance, along with its fees and other expenses, to various peers, including a

21

group of industry peers (“Expense Group”) and a broader universe of funds pursuing generally similar strategies with the same investment classification and/or objective (“Performance Universe”). The Performance Universe was composed of two types of funds: proprietary funds that are operated by insurance companies or their affiliates, and non-proprietary funds, such as the Fund, operated for insurance company investors by independent investment managers. The Board considered the Fund’s performance and fees in light of the limitations inherent in the consulting firm’s methodology for constructing such comparative groups and determining which investment companies should be included in the comparative groups, noting differences as compared to certain fund industry ranking and rating systems. The Board also considered the impact and inherent limitation on the comparisons due to the number of funds included in certain of the Fund’s Expense Group and Performance Universe.
With respect to investment performance, the Board considered information regarding the Fund’s short-, intermediate- and long-term performance, net of the Fund’s fees and expenses, on an absolute basis, relative to a benchmark index that does not deduct the fees or expenses of investing, and compared to the net performance of the Performance Universe. The Board also reviewed performance in relation to certain measures of the degree of investment risk undertaken by the portfolio managers.
The Performance Universe referenced in this section was identified by the consulting firm, as discussed above. For any period of underperformance, the Board considered the magnitude and duration of that underperformance relative to the Performance Universe, and/or the benchmark (e.g., the amount by which a Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark).
With respect to performance quintile rankings for the Fund compared to its Performance Universe, the first quintile represents the highest (best) performance and the fifth quintile represents the lowest performance. For investment performance comparisons, the Board looked at the Fund’s Class I as a proxy for both of the Fund’s classes.
The Board considered that, based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-, 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the fifth quintile for the 1-, 3- and 10-year periods and the fourth quintile for the 5-year period.
Noting that the Fund underperformed over certain periods, the Board discussed with Management the Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that Management had taken, or intended to take, to improve performance. The Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance. The Board also considered Management’s responsiveness to the Fund’s relative performance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of the Agreement and that, after considering all relevant factors, it can determine to approve the continuation of the Agreement notwithstanding the Fund’s relative performance.
Fee Rates, Profitability, and Fall-out Benefits
With respect to the overall fairness of the Agreement, the Board considered the fee structure for the Fund under the Agreement as compared to the Expense Group provided by the consulting firm, as discussed above. The Expense Group was comprised of only non-proprietary funds, such as the Fund, operated for insurance company investors by independent investment managers.  The Board reviewed a comparison of the Fund’s management fee to its Expense Group.  The Board noted that the comparative management fee analysis includes, in the Fund’s management fee, the separate administrative fees paid to Management.  However, the Board noted that some funds in the Expense Group pay directly from fund assets for certain services that Management covers out of the

22

administration fees for the Fund.  Accordingly, the Board also considered the Fund’s total expense ratio as compared with its Expense Group as a way of taking account of these differences.
The Board compared the Fund’s contractual and actual management fees to the contractual and actual management fees, respectively, of the Fund’s Expense Group. (The actual management fees are the contractual management fees reduced by any fee waivers or other adjustments.) The Board also compared the Fund’s total expenses to the total expenses of the Fund’s Expense Group. The Board noted that the Fund’s actual management fee and total expenses were higher than the Expense Group, and considered whether specific portfolio management, administration or oversight needs or the Fund’s relatively small size contributed to the Fund’s actual management fee and total expenses. With respect to the quintile rankings for fees and total expenses (net of waivers or other adjustments, if any) for the Fund compared to its Expense Group, the first quintile represents the lowest (best) fees and/or total expenses and the fifth quintile represents the highest fees and/or total expenses. For fee comparisons, the Board looked at the Fund’s Class I as a proxy for both of the Fund’s classes.
The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee, actual management fee, and total expenses each ranked fifth out of five funds. In addition, the Board discussed Management’s determination to reduce the Fund’s expense limitation for each Class, effective December 1, 2025, which was not captured in the data used for comparison purposes to the Fund’s Expense Group.
In addition to considering the above-referenced factors, the Board took note of its ongoing dialogue with Management regarding the dynamics of the insurance/annuity marketplace. The Board considered, among other matters, related tax restrictions and the unique challenges facing that market generally, which assisted the Board in understanding the context for the Fund’s expense ratio and performance.
In concluding that the benefits accruing to Management by virtue of its relationship with the Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to the Fund, the Board reviewed specific data as to Management’s estimated profit on the Fund for a recent period on a pre-tax basis without regard to distribution expenses. The Board also reviewed data on Management’s estimated loss on the Fund after distribution/servicing expenses and taxes were factored in, as indicators of the health of the business and the extent to which Management is directing its profits into the growth of the business.
The Board considered the consistent cost allocation methodology that Management used in developing its estimated profitability figures. In addition, the Board engaged an independent accounting firm in prior years to review the profitability methodology utilized by Management when preparing this information and, discussed with the accounting firm its conclusion that Management’s process for calculating and reporting its estimated profitability figures aligned with the accounting firm’s guiding principles and industry practices.
The Board further noted Management’s representation that its estimate of profitability is derived using a methodology that is consistent with the methodology used to assess and/or report measures of profitability elsewhere at the firm. In addition, the Board recognized that Management’s calculations regarding its costs may not reflect all risks, including regulatory, legal, operational, cybersecurity, reputational, and, where appropriate, entrepreneurial risks, associated with offering and managing a fund in the current regulatory and market environment. The Board also considered any fall-out (i.e., indirect) benefits likely to accrue to Management or its affiliates from their relationship with the Fund, such as research it may receive from broker-dealers executing the Fund’s portfolio transactions on an agency basis. The Board recognized that Management should be entitled to earn a reasonable level of profits for services it provides to the Fund and, based on its review, concluded that Management’s reported level of estimated profitability on the Fund was reasonable.
Information Regarding Services to Other Clients
The Board also considered other funds and separate accounts that were advised or sub-advised by Management or its affiliates with investment objectives, policies and strategies that were similar to those of the Fund, and

23

compared the fees charged to the Fund to the fees charged to such comparable funds and separate accounts. The Board considered the reasonableness of any differences between the fees charged to a Fund and such comparable funds and/or separate accounts, and determined that differences in fees and fee structures were consistent with the differences in the management and other services provided. The Board explored with Management its assertion that to the extent the rates of fees paid by some such accounts, were lower than the fee rates paid by the corresponding Fund, the differences reflected Management’s greater level of responsibilities and significantly broader scope of services to the Fund, the more extensive regulatory obligations and risks associated with managing the Fund, and other financial considerations with respect to creation, sponsorship, and maintenance of the Fund.
Economies of Scale
The Board also evaluated apparent or anticipated economies of scale in relation to the services Management provides to the Fund. The Board considered whether the Fund’s fee structure provides for a reduction of payments resulting from the use of breakpoints, the size of any breakpoints in the Fund’s advisory fees, and whether any such breakpoints are set at appropriate asset levels. The Board also compared the break point structure to that of the Expense Group. In addition, the Board considered the expense limitation and/or fee waiver arrangements that reduces Fund expenses at all asset levels which can have an effect similar to breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if the Fund’s assets decline. The Board also considered that Management has provided, at no added cost to the Fund, certain additional services, including but not limited to, services required by new regulations or regulatory interpretations, services impelled by changes in the securities markets or the business landscape, and/or services requested by the Board. The Board considered that this is a way of sharing economies of scale with the Fund and its shareholders.
Conclusions
In approving the continuation of the Agreement, the Board concluded that, in its business judgment, the terms of the Agreement are fair and reasonable to the Fund and that approval of the continuation of the Agreement is in the best interests of the Fund and its shareholders. In reaching this determination, the Board considered that Management could be expected to continue to provide a high level of service to the Fund; that the performance of the Fund was satisfactory over time; that the Board retained confidence in Management’s capabilities to manage the Fund; that the Fund’s fee structure appeared to the Board to be reasonable given the nature, extent, and quality of services provided; and that the benefits accruing to Management and its affiliates by virtue of their relationship with the Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to the Fund. The Board’s conclusions are based in part on its consideration of materials prepared in connection with the approval or continuance of the Agreement in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year, in addition to material prepared specifically for the most recent annual review of the Agreement.

24

Notice to Shareholders
100.00% of the dividends earned during the fiscal year ended December 31, 2025 qualify for the dividends received deduction for corporate shareholders.
The Fund designates $10,250,104 as a capital gain distribution.

25

Neuberger Berman
Advisers Management Trust
Quality Equity Portfolio
(formerly Sustainable Equity Portfolio)
I Class Shares
S Class Shares

Annual Financial Statements and Other Information
December 31, 2025

B1017 02/26

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend December 31, 2025 (Unaudited)

Quality Equity Portfolio
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate

1

Schedule of Investments Quality Equity Portfolio†^  December 31, 2025

Number of Shares		Value
Common Stocks 98.3%
Aerospace & Defense 2.0%
20,841	Space Exploration Technologies Corp. Class A	$8,774,061 *#(a)(b)
22,368	Space Exploration Technologies Corp. Class C	9,416,928 *#(a)(b)
		18,190,989
Banks 3.5%
245,920	Bank of America Corp.	13,525,600
53,944	JPMorgan Chase & Co.	17,381,836
		30,907,436
Broadline Retail 10.0%
388,618	Amazon.com, Inc.	89,700,807 *
Building Products 1.0%
23,909	Trane Technologies PLC	9,305,383
Capital Markets 6.1%
845,958	Interactive Brokers Group, Inc. Class A	54,403,559
Communications Equipment 2.4%
162,545	Arista Networks, Inc.	21,298,271 *
Consumer Finance 1.7%
61,985	Capital One Financial Corp.	15,022,685
Financial Services 10.5%
19	Berkshire Hathaway, Inc. Class A	14,341,200 *
89,242	Berkshire Hathaway, Inc. Class B	44,857,491 *
60,087	MasterCard, Inc. Class A	34,302,467
		93,501,158
Ground Transportation 1.0%
249,787	CSX Corp.	9,054,779
Health Care Equipment & Supplies 0.7%
30,755	Becton Dickinson & Co.	5,968,623
Health Care Providers & Services 6.2%
78,746	Cencora, Inc.	26,596,461
72,305	Cigna Group	19,900,505
76,937	DaVita, Inc.	8,740,813 *
		55,237,779
Hotels, Restaurants & Leisure 2.1%
584,565	Compass Group PLC	18,627,485
Household Products 1.3%
142,905	Colgate-Palmolive Co.	11,292,353
Insurance 2.0%
79,606	Progressive Corp.	18,127,878
Number of Shares		Value
Interactive Media & Services 12.7%
361,687	Alphabet, Inc. Class A	$113,208,031
IT Services 5.6%
175,847	GoDaddy, Inc. Class A	21,819,096 *
1,080,022	Kyndryl Holdings, Inc.	28,685,384 *
		50,504,480
Machinery 0.9%
91,269	Otis Worldwide Corp.	7,972,347
Materials 0.4%
12,511	Sherwin-Williams Co.	4,053,939
Oil, Gas & Consumable Fuels 1.2%
417,150	Coterra Energy, Inc.	10,979,388
Pharmaceuticals 1.6%
35,450	Roche Holding AG	14,639,792
Semiconductors & Semiconductor Equipment 6.0%
136,873	Applied Materials, Inc.	35,174,993
216,000	Taiwan Semiconductor Manufacturing Co. Ltd.	10,617,967
43,431	Texas Instruments, Inc.	7,534,844
		53,327,804
Software 10.8%
20,157	Intuit, Inc.	13,352,400
173,101	Microsoft Corp.	83,715,106
		97,067,506
Specialty Retail 1.9%
16,396	Home Depot, Inc.	5,641,863
72,139	TJX Cos., Inc.	11,081,272
		16,723,135
Technology Hardware, Storage & Peripherals 3.2%
106,870	Apple, Inc.	29,053,678
Trading Companies & Distributors 3.5%
22,341	United Rentals, Inc.	18,081,018
12,860	W.W. Grainger, Inc.	12,976,383
		31,057,401

Total Common Stocks (Cost $383,264,246)		879,226,686
Preferred Stocks 1.6%
Aerospace & Defense 1.6%
3,428	Space Exploration Technologies Corp., Series E (Cost $2,776,680)	14,431,880 *#(a)(b)

See Notes to Financial Statements

2

Schedule of Investments Quality Equity Portfolio†^  (cont’d)

Principal Amount		Value

Short-Term Investments 0.1%
Certificates of Deposit 0.0%‡
$100,000	Self Help Credit Union, 0.10%, due 1/29/2026	$100,000
100,000	Self Help Federal Credit Union, 0.10%, due 3/1/2026	100,000
		200,000
Number of Shares
Investment Companies 0.1%
699,349	State Street Institutional Treasury Money Market Fund Premier Class, 3.70%(c)	699,349
Total Short-Term Investments (Cost $899,349)		899,349
Total Investments 100.0% (Cost $386,940,275)		894,557,915
Liabilities Less Other Assets (0.0)%‡		(309,707)
Net Assets 100.0%		$894,248,208

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of December 31, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at December 31, 2025 amounted to $32,622,869, which represents 3.6% of net assets of the Fund.

(c)	Represents 7-day effective yield as of December 31, 2025.
#  This security is subject to restrictions on resale. Total value of all such securities at December 31, 2025 amounted to $32,622,869, which represents 3.6% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 12/31/2025	Fair Value Percentage of Net Assets as of 12/31/2025
Space Exploration Technologies Corp. (Series E Preferred Shares)	11/7/2023	$2,776,680	$14,431,880	1.6%
Space Exploration Technologies Corp. Class A	8/18/2023	1,688,121	8,774,061	1.0%
Space Exploration Technologies Corp. Class C	8/18/2023	1,811,808	9,416,928	1.0%
Total		$6,276,609	$32,622,869	3.6%

See Notes to Financial Statements

3

Schedule of Investments Quality Equity Portfolio†^  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of December 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Aerospace & Defense	$—	$—	$18,190,989	$18,190,989
Pharmaceuticals	—	14,639,792	—	14,639,792
Semiconductors & Semiconductor Equipment	42,709,837	10,617,967	—	53,327,804
Other Common Stocks#	793,068,101	—	—	793,068,101
Total Common Stocks	835,777,938	25,257,759	18,190,989	879,226,686
Preferred Stocks#	—	—	14,431,880	14,431,880
Short-Term Investments	—	899,349	—	899,349
Total Investments	$835,777,938	$26,157,108	$32,622,869	$894,557,915

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 1/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 12/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 12/31/2025
Investments in Securities:
Common Stocks(1)	$7,993	$—	$—	$10,198	$—	$—	$—	$—	$18,191	$10,198
Preferred Stocks(1)	6,342	—	—	8,090	—	—	—	—	14,432	8,090
Total	$14,335	$—	$—	$18,288	$—	$—	$—	$—	$32,623	$18,288
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 12/31/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$18,190,989	Market Approach	Transaction Price	$421.00	$421.00	Increase
Preferred Stocks	14,431,880	Market Approach	Transaction Price	$421.00	$421.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

†   Formerly known as Sustainable Equity Portfolio through July 28, 2025.
^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

4

Statement of Assets and Liabilities

Neuberger Berman Advisers Management Trust

Quality Equity Portfolio
December 31, 2025
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$894,557,915
Cash	22,203
Foreign currency(b)	10,481,464
Dividends and interest receivable	568,080
Receivable for Fund shares sold	21,986
Prepaid expenses and other assets	8,168
Total Assets	905,659,816
Liabilities
Payable to investment manager (Note B)	393,007
Payable for securities purchased	10,481,452
Payable for Fund shares redeemed	177,818
Payable to administrator (Note B)	260,275
Payable to trustees	62
Other accrued expenses and payables	98,994
Total Liabilities	11,411,608
Net Assets	$894,248,208
Net Assets consist of:
Paid-in capital	$328,031,247
Total distributable earnings/(losses)	566,216,961
Net Assets	$894,248,208
Net Assets
Class I	$742,582,252
Class S	151,665,956
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	17,371,094
Class S	3,542,456
Net Asset Value, offering and redemption price per share
Class I	$42.75
Class S	42.81
*Cost of Investments:
(a) Unaffiliated issuers	$386,940,275
(b) Total cost of foreign currency	$10,481,464

See Notes to Financial Statements

5

Statement of Operations

Neuberger Berman Advisers Management Trust

Quality Equity Portfolio
For the Fiscal Year Ended December 31, 2025
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$7,113,249
Interest income—unaffiliated issuers	28,009
Foreign taxes withheld	(58,414)
Total income	$7,082,844
Expenses:
Investment management fees (Note B)	4,471,192
Administration fees (Note B):
Class I	2,140,419
Class S	446,659
Distribution fees (Note B):
Class S	372,215
Shareholder servicing agent fees:
Class I	11,713
Class S	6,022
Audit fees	44,720
Custodian and accounting fees	85,137
Insurance	23,560
Legal fees	89,145
Shareholder reports	76,596
Trustees' fees and expenses	56,117
Interest	271
Miscellaneous and other fees	50,114
Total expenses	7,873,880
Net investment income/(loss)	$(791,036)
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	59,125,964
Settlement of foreign currency transactions	(6,353)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	53,226,985
Foreign currency translations	85,420
Net gain/(loss) on investments	112,432,016
Net increase/(decrease) in net assets resulting from operations	$111,640,980

See Notes to Financial Statements

6

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	QUALITY EQUITY PORTFOLIO
	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2025	December 31, 2024
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$(791,036)	$(372,022)
Net realized gain/(loss) on investments	59,119,611	51,617,878
Change in net unrealized appreciation/(depreciation) of investments	53,312,405	134,320,769
Net increase/(decrease) in net assets resulting from operations	111,640,980	185,566,625
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	(42,659,572)	(34,003,159)
Class S	(8,672,730)	(6,836,968)
Total distributions to shareholders	(51,332,302)	(40,840,127)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	33,619,062	30,243,281
Class S	5,754,233	7,603,254
Proceeds from reinvestment of dividends and distributions:
Class I	42,659,572	34,003,159
Class S	8,672,730	6,836,968
Payments for shares redeemed:
Class I	(86,999,568)	(92,178,464)
Class S	(22,104,385)	(29,449,637)
Net increase/(decrease) from Fund share transactions	(18,398,356)	(42,941,439)
Net Increase/(Decrease) in Net Assets	41,910,322	101,785,059
Net Assets:
Beginning of year	852,337,886	750,552,827
End of year	$894,248,208	$852,337,886

See Notes to Financial Statements

7

Notes to Financial Statements Quality Equity Portfolio
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Quality Equity Portfolio (formerly Sustainable Equity Portfolio) (the "Fund") is a separate operating series of the Trust and as of May 2024 is non-diversified. The Fund currently offers Class I and Class S shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments

•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in common stocks and preferred stocks, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading

8

for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost (Level 2 inputs).
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time at which the Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend

9

income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the year ended December 31, 2025, was $159,237.
5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
The Fund adopted the FASB Accounting Standards Update 2023-09, "Income Taxes (Topic 740) Improvements to Income Tax Disclosures" ("ASU 2023-09") for the year ended December 31, 2025. The adoption of this standard affected only the financial statement disclosures and had no impact on the Fund's financial position or operating results. A breakdown of income taxes paid by jurisdiction is provided when significant income taxes are paid. For the year ended December 31, 2025, Management determined that the income taxes paid by the Fund were not significant.
For federal income tax purposes, the estimated cost of investments held at December 31, 2025 was $387,355,936. The estimated gross unrealized appreciation was $513,484,851 and estimated gross unrealized depreciation was $6,282,872 resulting in net unrealized appreciation in value of investments of $507,201,979 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2025, the Fund recorded permanent reclassifications primarily related to net operating losses written off. For the year ended December 31, 2025, the Fund recorded the following permanent reclassifications:

Paid-in Capital	Total Distributable Earnings/(Losses)
$(634,111)	$634,111

10

The tax character of distributions paid during the years ended December 31, 2025, and December 31, 2024, was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2025	2024	2025	2024	2025	2024
$—	$1,533,494	$51,332,302	$39,306,633	$51,332,302	$40,840,127

As of December 31, 2025, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$—	$58,919,078	$507,297,883	$—	$—	$566,216,961
The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales.
6
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

7
Expense allocation: Certain expenses are applicable to multiple funds within a complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.

8
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market

11

structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
9
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds, within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the Securities and Exchange Commission, particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if the Fund complies with the conditions of the Rule. Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.

10
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

11
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned—net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers." The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
During the year ended December 31, 2025, the Fund did not participate in securities lending.
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Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or the Fund.

13
Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

14
Segment Reporting: The Fund has adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating

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results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The Fund’s investment manager acts as the Fund’s CODM. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and evaluates performance in accordance with the Fund’s principal investment strategy as disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. The Fund’s total returns, expense ratios, and changes in net assets, which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for the Fund’s single segment, are consistent with that presented within the Fund’s financial statements.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA monthly, an investment management fee at an annual rate of 0.55% of the first $250 million of the Fund’s average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the year ended December 31, 2025, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.52% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA monthly, an administration fee at the annual rate of 0.30% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Fund’s Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the year ended December 31, 2025, there was no repayment to NBIA under the contractual expense limitation agreement.
At December 31, 2025, the Fund had no contingent liabilities to NBIA under the contractual expense limitation agreement.

			Expenses Reimbursed in Year Ended December 31,
			2023	2024	2025
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2026	2027	2028
Class I	1.30%	12/31/28	$—	$—	$—

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			Expenses Reimbursed in Year Ended December 31,
			2023	2024	2025
			Subject to Repayment until December 31,
Class (cont’d)	Contractual Expense Limitation(a)	Expiration	2026	2027	2028
Class S	1.17%	12/31/28	$—	$—	$—

(a)	Expense limitation per annum of the respective class's average daily net assets.
Neuberger Berman BD LLC (the "Distributor") is the Fund’s "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.
The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S’s average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide with respect to the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.
Note C—Securities Transactions:
During the year ended December 31, 2025, there were purchase and sale transactions of long-term securities of $73,784,699 and $144,132,383, respectively.
During the year ended December 31, 2025, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the years ended December 31, 2025, and December 31, 2024, was as follows:

	For the Year Ended December 31, 2025				For the Year Ended December 31, 2024
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	821,006	1,037,946	(2,095,548)	(236,596)	793,781	874,117	(2,427,572)	(759,674)
Class S	138,989	210,605	(529,018)	(179,424)	196,365	174,948	(770,187)	(398,874)

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Note E—Line of Credit:
At December 31, 2025, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple SOFR plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for the Fund under the Credit Facility at December 31, 2025. During the year ended December 31, 2025, the Fund did not utilize the Credit Facility.

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Financial Highlights

Quality Equity Portfolio
The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the financial statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding fiscal period.

Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$39.93	$33.35	$26.80	$37.03	$30.69
Income From Investment Operations:
Net Investment Income/(Loss)[a]	(0.02)	(0.00)	0.08	0.11	0.14
Net Gains or Losses on Securities (both realized and unrealized)	5.39	8.57	7.06	(7.20)	7.01
Total From Investment Operations	5.37	8.57	7.14	(7.09)	7.15
Less Distributions From:
Net Investment Income	—	(0.09)	(0.10)	(0.14)	(0.13)
Net Realized Capital Gains	(2.55)	(1.90)	(0.49)	(3.00)	(0.68)
Total Distributions	(2.55)	(1.99)	(0.59)	(3.14)	(0.81)
Net Asset Value, End of Year	$42.75	$39.93	$33.35	$26.80	$37.03
Total Return[b,c]	13.71%	25.84%	26.90%	(18.45)%	23.48%
Ratios/Supplemental Data
Net Assets, End of Year (in millions)	$742.6	$703.1	$612.6	$515.1	$639.6
Ratio of Gross Expenses to Average Net Assets[d]	0.87%	0.89%	0.90%	0.92%	0.89%
Ratio of Net Expenses to Average Net Assets	0.87%	0.89%	0.90%	0.92%	0.89%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.05)%	(0.00)%	0.27%	0.36%	0.40%
Portfolio Turnover Rate	9%	4%	15%	22%	15%

See Notes to Financial Highlights

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Financial Highlights (cont’d)

Class S
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$40.09	$33.49	$26.91	$37.12	$30.78
Income (Loss) From Investment Operations:
Net Investment Income/(Loss)[a]	(0.12)	(0.10)	0.00	0.03	0.05
Net Gains or Losses on Securities (both realized and unrealized)	5.39	8.60	7.09	(7.20)	7.03
Total From Investment Operations	5.27	8.50	7.09	(7.17)	7.08
Less Distributions From:
Net Investment Income	—	—	(0.02)	(0.04)	(0.06)
Net Realized Capital Gains	(2.55)	(1.90)	(0.49)	(3.00)	(0.68)
Total Distributions	(2.55)	(1.90)	(0.51)	(3.04)	(0.74)
Net Asset Value, End of Year	$42.81	$40.09	$33.49	$26.91	$37.12
Total Return[b,c]	13.41%	25.52%	26.57%	(18.65)%	23.16%
Ratios/Supplemental Data
Net Assets, End of Year (in millions)	$151.7	$149.2	$138.0	$116.7	$152.8
Ratio of Gross Expenses to Average Net Assets[d]	1.12%	1.15%	1.16%	1.18%	1.16%
Ratio of Net Expenses to Average Net Assets	1.12%	1.15%	1.16%[e]	1.17%	1.16%[e]
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.30)%	(0.25)%	0.01%	0.11%	0.13%
Portfolio Turnover Rate	9%	4%	15%	22%	15%

See Notes to Financial Highlights

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Notes to Financial Highlights Quality Equity Portfolio

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
The class action proceeds listed in Note A of the Notes to Financial Statements had no impact on the Fund's total returns for the year ended December 31, 2025. The class action proceeds received in 2024, 2023, and
2021 had no impact on the Fund’s total returns for the years ended December 31, 2024, 2023, and 2021, respectively.

c
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested.
Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if
Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

d
Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee. Management did not reimburse or waive fees during the fiscal periods shown for Class I.

e
After repayment of expenses previously reimbursed and/or fees previously waived by Management pursuant to the terms of the contractual expense limitation agreements with Management, as applicable. Had the
Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

	Year Ended December 31,
	2023	2021
Class S	1.15%	1.14%

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Report of Independent Registered Public Accounting Firm
To the Shareholders of Neuberger Berman Advisers Management Trust Quality Equity Portfolio
and Board of Trustees of the Neuberger Berman Advisers Management Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Neuberger Berman Advisers Management Trust Quality Equity Portfolio (formerly, Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio) (the "Fund") (one of the series constituting Neuberger Berman Advisers Management Trust (the "Trust")), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Neuberger Berman Advisers Management Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Neuberger Berman investment companies since 1954.
Boston, Massachusetts
February 12, 2026

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Changes in and Disagreements with Accountants for Open-end Management Investment Companies
No changes and/or disagreements occurred in the current reporting period.
Proxy Disclosures for Open-end Management Investment Companies
During the period covered by this report, there were no matters submitted to the Fund's shareholders through the solicitation of proxies or otherwise.
Board Consideration of the Management Agreement
On an annual basis, the Board of Trustees (the "Board" or "Trustees") of Neuberger Berman Advisers Management Trust (the "Trust"), including the Trustees who are not "interested persons" of the Trust or of Neuberger Berman Investment Advisers LLC ("Management") (including its affiliates), as such term is defined under the Investment Company Act of 1940, as amended ("1940 Act"), ("Independent Fund Trustees"), considers whether to continue the management agreement with Management (the "Agreement") with respect to Quality Equity Portfolio (the "Fund"). Throughout the process, the Independent Fund Trustees are advised by counsel that is experienced in 1940 Act matters and that is independent of Management ("Independent Counsel"). At a meeting held on October 9, 2025, the Board, including the Independent Fund Trustees, approved the continuation of the Agreement for the Fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the Fund and its shareholders; (ii) a comparison of the Fund’s performance, fees and expenses relative to its benchmark, various peers or similar accounts, as applicable; (iii) the costs of the services provided by, and the estimated profit or loss to Management from its relationships with the Fund; (iv) any apparent or anticipated economies of scale in relation to the services Management provides to the Fund and whether any such economies of scale are shared with Fund shareholders; and (v) any "fall-out" benefits likely to accrue to Management and its affiliates from their relationship with the Fund.
In evaluating the Agreement, the Board, including the Independent Fund Trustees, reviewed extensive materials provided by Management in response to questions submitted by the Independent Fund Trustees and Independent Counsel, which the Contract Review Committee annually considers and updates. It also met with senior representatives of Management regarding its personnel, operations, and profitability as they relate to the Fund. The annual contract review extends over at least two regular meetings of the Board to allow Management additional time to respond to any questions the Independent Fund Trustees may have on their initial review of the materials and for the Independent Fund Trustees to consider those responses.
In connection with its deliberations, the Board also considered the broad range of information relevant to the annual contract review that is provided to the Board (including its various standing committees) at meetings throughout the year. In addition, the Board established the Contract Review Committee, which is comprised solely of Independent Fund Trustees, to assist in its evaluation and analysis of materials for the annual contract review. Those standing committees provide reports to the full Board, including the members of the Contract Review Committee, which consider that information as part of the annual contract review process.
The Independent Fund Trustees received from Independent Counsel a memorandum discussing the legal standards for their consideration of the proposed continuation of the Agreement. During the course of the year and during their deliberations regarding the annual contract review, the Contract Review Committee and the Independent Fund Trustees met with Independent Counsel separately from representatives of Management.
Provided below is a description of the Board’s contract approval process and material factors that the Board considered at its meetings regarding renewal of the Agreement and the compensation to be paid thereunder. In connection with its approval of the continuation of the Agreement, the Board evaluated the terms of the

20

Agreement, the overall fairness of the Agreement to the Fund, and whether the Agreement was in the best interests of the Fund and its shareholders. The Board’s determination to approve the continuation of the Agreement was based on a comprehensive consideration of all information provided to the Board throughout the year and in connection with the annual contract review. The Board considered the Fund’s investment management agreement separately from those of other funds of the Trust.
This description is not intended to include all of the factors considered by the Board. The Board members did not identify any particular information or factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time. The Board focused on the costs and benefits of the Agreement to the Fund and, through the Fund, its shareholders.
Nature, Extent, and Quality of Services
With respect to the nature, extent, and quality of the services provided, the Board considered the investment philosophy and decision-making processes of, and the qualifications, experience, capabilities, and succession plans of, and the resources available to, the portfolio management personnel of Management who perform services for the Fund. The Board noted that Management also provides certain administrative services, including fund accounting, compliance, and shareholder support services. The Board also considered Management’s policies and practices regarding brokerage, commissions, other trading costs, and allocation of portfolio transactions and reviewed the quality of the execution services that Management had provided. The Board also reviewed Management’s use of brokers to execute Fund transactions that provide research services to Management. Moreover, the Board considered Management’s approach to potential conflicts of interest both generally and between the Fund’s investments and those of other funds or accounts managed by Management.
The Board recognized the extensive range of services that Management provides to the Fund beyond the investment management services. The Board noted that Management is also responsible for monitoring compliance with the Fund’s investment objectives, policies, and restrictions, as well as compliance with applicable law, including implementing regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators. The Board considered that Management assumes significant ongoing entrepreneurial and business risks as the investment adviser and sponsor to the Fund, for which it is entitled to reasonable compensation. The Trustees also considered that Management’s responsibilities include continual management of investment, operational, cybersecurity, enterprise, valuation, liquidity, legal, regulatory, and compliance risks as they relate to the Fund, and the Board considers on a regular basis information regarding Management’s processes for monitoring and managing risk.
The Board also reviewed and evaluated Management’s activities under its contractual obligation to oversee the Fund’s various outside service providers, including its renegotiation of certain service providers’ fees and its evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Board also considered Management’s ongoing development of its own infrastructure and information technology to support the Fund through, among other things, cybersecurity, business continuity planning, and risk management. In addition, the Board noted the positive compliance history of Management, as no significant compliance problems were reported to the Board with respect to Management. The Board also considered the general structure of the portfolio manager’s compensation and whether this structure provides appropriate incentives to act in the best interests of the Fund. The Board also considered the ability of Management to attract and retain qualified personnel to service the Fund and the ability to plan for succession.
Fund Performance
The Board requested a report from an outside consulting firm that specializes in the analysis of fund industry data that compared the Fund’s performance, along with its fees and other expenses, to various peers, including a

21

group of industry peers ("Expense Group") and a broader universe of funds pursuing generally similar strategies with the same investment classification and/or objective ("Performance Universe"). The Performance Universe was composed of two types of funds: proprietary funds that are operated by insurance companies or their affiliates, and non-proprietary funds, such as the Fund, operated for insurance company investors by independent investment managers. The Board considered the Fund’s performance and fees in light of the limitations inherent in the consulting firm’s methodology for constructing such comparative groups and determining which investment companies should be included in the comparative groups, noting differences as compared to certain fund industry ranking and rating systems. The Board also considered the impact and inherent limitation on the comparisons due to the number of funds included in certain of the Fund’s Expense Group and Performance Universe.
With respect to investment performance, the Board considered information regarding the Fund’s short-, intermediate- and long-term performance, net of the Fund’s fees and expenses, on an absolute basis, relative to a benchmark index that does not deduct the fees or expenses of investing, and compared to the net performance of the Performance Universe. The Board also reviewed performance in relation to certain measures of the degree of investment risk undertaken by the portfolio manager.
The Performance Universe referenced in this section was identified by the consulting firm, as discussed above. For any period of underperformance, the Board considered the magnitude and duration of that underperformance relative to the Performance Universe, and/or the benchmark (e.g., the amount by which a Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark).
With respect to performance quintile rankings for the Fund compared to its Performance Universe, the first quintile represents the highest (best) performance and the fifth quintile represents the lowest performance. For investment performance comparisons, the Board looked at the Fund’s Class I as a proxy for both of the Fund’s classes.
The Board considered that, based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was higher for the 1-, 3- and 5-year periods and lower for the 10-year period; and (2) as compared to its Performance Universe, the Fund’s performance was in the first quintile for the 1-, 3- and 5-year periods and the fourth quintile for the 10-year period. The Board also took into account that the Fund showed a risk/return ratio that was better than the median of its Performance Universe for the 3- and 5-year periods, meaning that per unit of risk taken versus a presumed risk-free investment, the Fund achieved a higher level of return than the median of its Performance Universe for that same period. The Board also took into account that as of April 2022, management of the Fund is under a new portfolio manager and changes were made to the Fund’s investment strategy in May 2024.
Noting that the Fund underperformed over certain periods, the Board discussed with Management the Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that Management had taken, or intended to take, to improve performance. The Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance. The Board also considered Management’s responsiveness to the Fund’s relative performance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of the Agreement and that, after considering all relevant factors, it can determine to approve the continuation of the Agreement notwithstanding the Fund’s relative performance.
Fee Rates, Profitability, and Fall-out Benefits
With respect to the overall fairness of the Agreement, the Board considered the fee structure for the Fund under the Agreement as compared to the Expense Group provided by the consulting firm, as discussed above. The

22

Expense Group was comprised of only non-proprietary funds, such as the Fund, operated for insurance company investors by independent investment managers. The Board reviewed a comparison of the Fund’s management fee to its Expense Group. The Board noted that the comparative management fee analysis includes, in the Fund’s management fee, the separate administrative fees paid to Management. However, the Board noted that some funds in the Expense Group pay directly from fund assets for certain services that Management covers out of the administration fees for the Fund. Accordingly, the Board also considered the Fund’s total expense ratio as compared with its Expense Group as a way of taking account of these differences.
The Board compared the Fund’s contractual and actual management fees to the contractual and actual management fees, respectively, of the Fund’s Expense Group. (The actual management fees are the contractual management fees reduced by any fee waivers or other adjustments.) The Board also compared the Fund’s total expenses to the total expenses of the Fund’s Expense Group. The Board noted that the Fund’s actual management fee and total expenses were higher than the Expense Group, and considered whether specific portfolio management, administration or oversight needs contributed to the Fund’s actual management fee and total expenses. With respect to the quintile rankings for fees and total expenses (net of waivers or other adjustments, if any) for the Fund compared to its Expense Group, the first quintile represents the lowest (best) fees and/or total expenses and the fifth quintile represents the highest fees and/or total expenses. For fee comparisons, the Board looked at the Fund’s Class I as a proxy for both of the Fund’s classes.
The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee, actual management fee and total expenses each ranked second out of two funds.
In addition to considering the above-referenced factors, the Board took note of its ongoing dialogue with Management regarding the dynamics of the insurance/annuity marketplace. The Board considered, among other matters, related tax restrictions and the unique challenges facing that market generally, which assisted the Board in understanding the context for the Fund’s expense ratio and performance.
In concluding that the benefits accruing to Management by virtue of its relationship with the Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to the Fund, the Board reviewed specific data as to Management’s estimated profit on the Fund for a recent period on a pre-tax basis without regard to distribution expenses. The Board also reviewed data on Management’s estimated profit on the Fund after distribution/servicing expenses and taxes were factored in, as indicators of the health of the business and the extent to which Management is directing its profits into the growth of the business.
The Board considered the consistent cost allocation methodology that Management used in developing its estimated profitability figures. In addition, the Board engaged an independent accounting firm in prior years to review the profitability methodology utilized by Management when preparing this information and, discussed with the accounting firm its conclusion that Management’s process for calculating and reporting its estimated profitability figures aligned with the accounting firm’s guiding principles and industry practices.
The Board further noted Management’s representation that its estimate of profitability is derived using a methodology that is consistent with the methodology used to assess and/or report measures of profitability elsewhere at the firm. In addition, the Board recognized that Management’s calculations regarding its costs may not reflect all risks, including regulatory, legal, operational, cybersecurity, reputational, and, where appropriate, entrepreneurial risks, associated with offering and managing a fund in the current regulatory and market environment. The Board also considered any fall-out (i.e., indirect) benefits likely to accrue to Management or its affiliates from their relationship with the Fund, such as research it may receive from broker-dealers executing the Fund’s portfolio transactions on an agency basis. The Board recognized that Management should be entitled to earn a reasonable level of profits for services it provides to the Fund and, based on its review, concluded that Management’s reported level of estimated profitability on the Fund was reasonable.

23

Information Regarding Services to Other Clients
The Board also considered other funds and separate accounts that were advised or sub-advised by Management or its affiliates with investment objectives, policies and strategies that were similar to those of the Fund, and compared the fees charged to the Fund to the fees charged to such comparable funds and separate accounts. The Board considered the reasonableness of any differences between the fees charged to a Fund and such comparable funds and/or separate accounts, and determined that differences in fees and fee structures were consistent with the differences in the management and other services provided. The Board explored with Management its assertion that to the extent the rates of fees paid by some such accounts, were lower than the fee rates paid by the corresponding Fund, the differences reflected Management’s greater level of responsibilities and significantly broader scope of services to the Fund, the more extensive regulatory obligations and risks associated with managing the Fund, and other financial considerations with respect to creation, sponsorship, and maintenance of the Fund.
Economies of Scale
The Board also evaluated apparent or anticipated economies of scale in relation to the services Management provides to the Fund. The Board considered whether the Fund’s fee structure provides for a reduction of payments resulting from the use of breakpoints, the size of any breakpoints in the Fund’s advisory fees, and whether any such breakpoints are set at appropriate asset levels. The Board also compared the breakpoint structure to that of the Expense Group. In addition, the Board considered the expense limitation and/or fee waiver arrangements that reduces Fund expenses at all asset levels which can have an effect similar to breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if the Fund’s assets decline. The Board also considered that Management has provided, at no added cost to the Fund, certain additional services, including but not limited to, services required by new regulations or regulatory interpretations, services impelled by changes in the securities markets or the business landscape, and/or services requested by the Board. The Board considered that this is a way of sharing economies of scale with the Fund and its shareholders.
Conclusions
In approving the continuation of the Agreement, the Board concluded that, in its business judgment, the terms of the Agreement are fair and reasonable to the Fund and that approval of the continuation of the Agreement is in the best interests of the Fund and its shareholders. In reaching this determination, the Board considered that Management could be expected to continue to provide a high level of service to the Fund; that the performance of the Fund was satisfactory over time; that the Board retained confidence in Management’s capabilities to manage the Fund; that the Fund’s fee structure appeared to the Board to be reasonable given the nature, extent, and quality of services provided; and that the benefits accruing to Management and its affiliates by virtue of their relationship with the Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to the Fund. The Board’s conclusions are based in part on its consideration of materials prepared in connection with the approval or continuance of the Agreement in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year, in addition to material prepared specifically for the most recent annual review of the Agreement.

24

Notice to Shareholders
The Fund designates $51,332,302 as a capital gain distribution.

25

Neuberger Berman
Advisers Management Trust
Short Duration Bond Portfolio
I Class Shares

Annual Financial Statements and Other Information
December 31, 2025

B1011 02/26

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend December 31, 2025 (Unaudited)

Short Duration Bond Portfolio
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate
Currency Abbreviations:
USD	= United States Dollar

Schedule of Investments Short Duration Bond Portfolio^  December 31, 2025

Principal Amount		Value
Mortgage-Backed Securities 30.1%
Collateralized Mortgage Obligations 14.2%
$122,373	A&D Mortgage Trust, Series 2025-NQM2, Class A3, 6.09%, due 6/25/2070	$123,164 (a)
Angel Oak Mortgage Trust
27,661	Series 2019-6, Class A1, 2.62%, due 11/25/2059	27,404 (a)(b)
96,188	Series 2025-10, Class A3, 5.37%, due 9/25/2070	96,363 (a)
131,435	BRAVO Residential Funding Trust, Series 2024-NQM6, Class A1, 5.41%, due 8/1/2064	132,058 (a)
Chase Home Lending Mortgage Trust
58,096	Series 2024-2, Class A6A, 6.00%, due 2/25/2055	58,444 (a)(b)
107,074	Series 2024-4, Class A6, 6.00%, due 3/25/2055	107,678 (a)(b)
106,224	Series 2024-10, Class A4A, 5.50%, due 10/25/2055	106,691 (a)(b)
147,408	Series 2024-11, Class A4, 6.00%, due 11/25/2055	149,583 (a)(b)
80,352	COLT Mortgage Loan Trust, Series 2024-2, Class A1, 6.13%, due 4/25/2069	81,116 (a)
Connecticut Avenue Securities Trust
340,000	Series 2021-R01, Class 1B1, (30 day USD SOFR Average + 3.10%), 6.97%, due 10/25/2041	345,468 (a)(c)
190,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 6.97%, due 3/25/2042	194,602 (a)(c)
395,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.37%, due 3/25/2042	405,653 (a)(c)
43,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 7.47%, due 7/25/2042	44,449 (a)(c)
100,000	EFMT, Series 2024-INV2, Class M1, 5.73%, due 10/25/2069	100,025 (a)(b)
189,547	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	166,586 (a)(b)
Federal Home Loan Mortgage Corp. REMIC
373,659	Series 5475, Class FA, (30 day USD SOFR Average + 1.10%), 4.97%, due 11/25/2054	374,399 (c)
337,292	Series 5474, Class FB, (30 day USD SOFR Average + 1.15%), 5.02%, due 11/25/2054	338,279 (c)
328,233	Series 5542, Class CF, (30 day USD SOFR Average + 1.55%), 5.42%, due 5/25/2055	331,441 (c)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
167,997	Series 2021-DNA6, Class M2, (30 day USD SOFR Average + 1.50%), 5.37%, due 10/25/2041	168,475 (a)(c)
275,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 7.62%, due 2/25/2042	283,185 (a)(c)
320,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 9.12%, due 3/25/2042	335,660 (a)(c)
472,000	Series 2022-HQA3, Class M1B, (30 day USD SOFR Average + 3.55%), 7.42%, due 8/25/2042	490,878 (a)(c)
240,000	Series 2024-DNA2, Class M2, (30 day USD SOFR Average + 1.70%), 5.57%, due 5/25/2044	241,126 (a)(c)
Federal National Mortgage Association Connecticut Avenue Securities Trust
117,069	Series 2021-R01, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.42%, due 10/25/2041	117,543 (a)(c)
410,000	Series 2021-R03, Class 1M2, (30 day USD SOFR Average + 1.65%), 5.52%, due 12/25/2041	412,247 (a)(c)
245,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 8.52%, due 6/25/2042	257,445 (a)(c)
214,000	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 9.47%, due 7/25/2042	227,962 (a)(c)
249,114	Series 2023-R01, Class 1M1, (30 day USD SOFR Average + 2.40%), 6.27%, due 12/25/2042	254,065 (a)(c)
127,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 7.22%, due 1/25/2043	131,629 (a)(c)
156,000	Series 2024-R04, Class 1M2, (30 day USD SOFR Average + 1.65%), 5.52%, due 5/25/2044	156,488 (a)(c)
83,000	Series 2025-R01, Class 1B1, (30 day USD SOFR Average + 1.70%), 5.57%, due 1/25/2045	82,538 (a)(c)
375,000	Series 2025-R06, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.42%, due 9/25/2045	376,655 (a)(c)
Federal National Mortgage Association REMIC
464,057	Series 2024-40, Class FA, (30 day USD SOFR Average + 1.15%), 5.02%, due 3/25/2054	465,343 (c)
334,184	Series 2025-35, Class HF, (30 day USD SOFR Average + 1.70%), 5.57%, due 5/25/2055	336,738 (c)
GCAT Trust
84,144	Series 2019-NQM3, Class A1, 3.69%, due 11/25/2059	82,852 (a)(b)
353,376	Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	300,534 (a)(b)
JP Morgan Mortgage Trust
40,989	Series 2024-4, Class A6A, 6.00%, due 10/25/2054	41,043 (a)(b)
126,584	Series 2025-2, Class A4, 6.00%, due 7/25/2055	128,223 (a)(b)
71,061	Series 2024-NQM1, Class A1, 5.59%, due 2/25/2064	71,629 (a)
85,274	Series 2024-NQM1, Class A3, 5.95%, due 2/25/2064	86,032 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^  (cont’d)

Principal Amount		Value
Collateralized Mortgage Obligations – cont'd
$77,000	Series 2024-NQM1, Class M1A, 6.41%, due 2/25/2064	$78,152 (a)(b)
199,000	Series 2025-NQM5, Class A1, 4.88%, due 5/25/2065	198,963 (a)(b)
194,000	LHOME Mortgage Trust, Series 2024-RTL4, Class A1, 5.92%, due 7/25/2039	194,947 (a)
197,885	MFA Trust, Series 2025-NQM5, Class A1, 5.19%, due 11/25/2070	198,242 (a)(b)
68,087	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class A3, 5.40%, due 7/25/2069	68,275 (a)
100,000	New Residential Mortgage Loan Trust, Series 2024-RTL2, Class A1, 5.44%, due 9/25/2039	100,745 (a)
102,695	NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.55%, due 3/25/2032	103,724 (a)
OBX Trust
128,676	Series 2025-NQM7, Class A2, 5.76%, due 5/25/2055	129,678 (a)
100,000	Series 2024-NQM14, Class M1, 5.58%, due 9/25/2064	99,890 (a)(b)
197,149	PRKCM Trust, Series 2025-AFC2, Class A1, 5.02%, due 12/25/2060	197,210 (a)(b)
Sequoia Mortgage Trust
21,112	Series 2024-2, Class A10, 6.00%, due 3/25/2054	21,143 (a)(b)
61,576	Series 2024-4, Class A10, 6.00%, due 5/25/2054	61,689 (a)(b)
348,090	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	300,764 (a)(b)
313,745	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	302,347 (a)
Verus Securitization Trust
325,430	Series 2021-3, Class A3, 1.44%, due 6/25/2066	287,363 (a)(b)
286,471	Series 2021-6, Class A3, 1.89%, due 10/25/2066	254,492 (a)(b)
73,504	Series 2024-7, Class A1, 5.10%, due 9/25/2069	73,645 (a)(b)
73,506	Series 2024-7, Class A3, 5.40%, due 9/25/2069	73,489 (a)
121,612	Series 2025-3, Class A3, 5.93%, due 5/25/2070	122,612 (a)
99,575	Series 2025-11, Class A1, 4.91%, due 11/25/2070	99,669 (a)(b)
99,575	Series 2025-11, Class A3, 5.27%, due 11/25/2070	99,561 (a)
11,298,293
Commercial Mortgage-Backed 9.4%
125,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, due 8/10/2035	120,625 (a)
85,000	1301 Trust, Series 2025-1301, Class D, 6.22%, due 8/11/2042	86,248 (a)(b)
118,000	ALA Trust, Series 2025-OANA, Class D, (1 mo. USD Term SOFR + 3.09%), 6.84%, due 6/15/2040	118,514 (a)(c)
115,000	BAHA Trust, Series 2024-MAR, Class A, 5.97%, due 12/10/2041	119,028 (a)(b)
BANK5
41,000	Series 2023-5YR2, Class C, 7.16%, due 7/15/2056	42,296 (b)
49,000	Series 2025-5YR17, Class C, 5.89%, due 11/15/2058	49,051 (b)
69,000	Series 2025-5YR17, Class B, 5.99%, due 11/15/2058	71,071 (b)
BBCMS Mortgage Trust
5,154,391	Series 2021-C11, Class XA, 1.33%, due 9/15/2054	263,500 (b)(d)
1,016,886	Series 2022-C17, Class XA, 1.15%, due 9/15/2055	62,815 (b)(d)
Benchmark Mortgage Trust
87,000	Series 2023-V2, Class C, 6.77%, due 5/15/2055	88,918 (b)
64,000	Series 2023-V3, Class C, 7.17%, due 7/15/2056	65,025 (b)
44,000	Series 2023-B40, Class C, 7.41%, due 12/15/2056	45,560 (b)
15,000	Series 2024-V5, Class C, 6.97%, due 1/10/2057	15,408 (b)
126,000	Series 2024-V8, Class B, 6.95%, due 7/15/2057	133,370 (b)
100,000	BFLD Commercial Mortgage Trust, Series 2025-5MW, Class D, 6.37%, due 10/10/2042	101,809 (a)(b)
BLP Commercial Mortgage Trust
113,394	Series 2025-IND, Class A, (1 mo. USD Term SOFR + 1.20%), 4.95%, due 3/15/2042	112,898 (a)(c)
105,771	Series 2025-IND, Class D, (1 mo. USD Term SOFR + 2.25%), 6.00%, due 3/15/2042	105,376 (a)(c)
31,000	Series 2025-IND2, Class D, (1 mo. USD Term SOFR + 2.65%), 6.40%, due 12/15/2042	31,039 (a)(c)
95,000	BMO Mortgage Trust, Series 2024-C8, Class C, 6.23%, due 3/15/2057	96,044 (b)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^  (cont’d)

Principal Amount		Value
Commercial Mortgage-Backed – cont'd
BX Commercial Mortgage Trust
$130,162	Series 2024-MF, Class C, (1 mo. USD Term SOFR + 1.94%), 5.69%, due 2/15/2039	$130,322 (a)(c)
103,600	Series 2024-XL5, Class D, (1 mo. USD Term SOFR + 2.69%), 6.44%, due 3/15/2041	103,792 (a)(c)
110,000	Series 2024-GPA2, Class C, (1 mo. USD Term SOFR + 2.19%), 5.94%, due 11/15/2041	110,272 (a)(c)
BX Trust
182,289	Series 2025-ROIC, Class D, (1 mo. USD Term SOFR + 1.99%), 5.74%, due 3/15/2030	181,378 (a)(c)
169,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 6.39%, due 2/15/2041	167,312 (a)(c)
122,000	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 6.64%, due 6/15/2041	121,697 (a)(c)
90,000	Series 2019-OC11, Class D, 3.94%, due 12/9/2041	85,729 (a)(b)
117,000	Series 2025-ARIA, Class C, 5.52%, due 12/13/2042	117,795 (a)(b)
121,000	Series 2025-VLT7, Class D, (1 mo. USD Term SOFR + 3.25%), 7.00%, due 7/15/2044	121,377 (a)(c)
100,000	Series 2025-VOLT, Class D, (1 mo. USD Term SOFR + 2.75%), 6.50%, due 12/15/2044	100,000 (a)(c)
205,000	BXP Trust, Series 2017-GM, Class D, 3.42%, due 6/13/2039	198,636 (a)(b)
100,000	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 5.85%, due 10/12/2040	101,531 (a)(b)
COMM Mortgage Trust
100,000	Series 2024-CBM, Class D, 7.93%, due 12/10/2041	103,782 (a)(b)
120,000	Series 2024-277P, Class B, 7.00%, due 8/10/2044	127,491 (a)(b)
CONE Trust
48,000	Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 5.39%, due 8/15/2041	47,925 (a)(c)
51,000	Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 6.79%, due 8/15/2041	50,964 (a)(c)
100,000	DC Office Trust, Series 2019-MTC, Class D, 3.07%, due 9/15/2045	85,597 (a)(b)
ELM Trust
100,000	Series 2024-ELM, Class D10, 6.63%, due 6/10/2039	100,211 (a)(b)
100,000	Series 2024-ELM, Class D15, 6.67%, due 6/10/2039	100,195 (a)(b)
120,000	Fashion Show Mall LLC, Series 2024-SHOW, Class C, 6.07%, due 10/10/2041	120,875 (a)(b)
Federal Home Loan Mortgage Corp. Multiclass Certificates
2,420,000	Series 2020-RR03, Class X1, 1.71%, due 7/27/2028	85,773 (d)
1,500,000	Series 2020-RR02, Class DX, 1.82%, due 9/27/2028	61,170 (b)(d)
1,535,000	Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	51,847 (b)(d)
31,792	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2024-MN8, Class M1, (30 day USD SOFR Average + 2.85%), 6.72%, due 5/25/2044	31,996 (a)(c)
75,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.35%, due 2/10/2056	75,792 (b)
GS Mortgage Securities Trust
2,999,843	Series 2013-GC13, Class XA, 0.00%, due 7/10/2046	30 (b)(d)
64,000	Series 2016-GS2, Class C, 4.69%, due 5/10/2049	62,725 (b)
157,000	Hilton USA Trust, Series 2016-HHV, Class C, 4.19%, due 11/5/2038	156,116 (a)(b)
Hudson Yards Mortgage Trust
100,000	Series 2025-SPRL, Class D, 6.34%, due 1/13/2040	103,994 (a)(b)
100,000	Series 2025-SPRL, Class E, 6.68%, due 1/13/2040	103,743 (a)(b)
139,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 6.00%, due 3/15/2042	139,174 (a)(c)
IP Mortgage Trust
50,000	Series 2025-IP, Class A, 5.25%, due 6/10/2042	50,877 (a)(b)
40,000	Series 2025-IP, Class D, 6.31%, due 6/10/2042	40,711 (a)(b)
29,000	Series 2025-IP, Class E, 6.85%, due 6/10/2042	29,562 (a)(b)
122,000	IRV Trust, Series 2025-200P, Class C, 5.73%, due 3/14/2047	123,812 (a)(b)
135,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class D, 3.45%, due 1/5/2039	111,111 (a)(b)
100,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.33%, due 9/10/2039	95,013 (a)(b)
100,000	MED Commercial Mortgage Trust, Series 2024-MOB, Class C, (1 mo. USD Term SOFR + 2.29%), 6.04%, due 5/15/2041	98,697 (a)(c)
45,000	Morgan Stanley Capital I Trust, Series 2018-H4, Class C, 5.05%, due 12/15/2051	42,062 (b)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^  (cont’d)

Principal Amount		Value
Commercial Mortgage-Backed – cont'd
$29,000	MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.02%, due 12/15/2056	$30,609 (b)
NYC Commercial Mortgage Trust
100,000	Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.19%, due 2/15/2042	99,878 (a)(c)
98,000	Series 2025-300P, Class D, 6.16%, due 7/13/2042	98,936 (a)(b)
One Market Plaza Trust
73,045	Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	69,765 (a)
100,000	Series 2017-1MKT, Class B, 3.85%, due 2/10/2032	94,524 (a)
150,000	ONE Mortgage Trust, Series 2021-PARK, Class A, (1 mo. USD Term SOFR + 0.81%), 4.56%, due 3/15/2036	149,637 (a)(c)
121,000	ONNI Commercial Mortgage Trust, Series 2024-APT, Class C, 6.43%, due 7/15/2039	124,123 (a)(b)
100,000	ORL Trust, Series 2024-GLKS, Class D, (1 mo. USD Term SOFR + 2.79%), 6.54%, due 12/15/2039	100,310 (a)(c)
141,000	PRM5 Trust, Series 2025-PRM5, Class D, 5.62%, due 3/10/2033	141,077 (a)(b)
142,000	RIDE, Series 2025-SHRE, Class C, 6.12%, due 2/14/2047	144,277 (a)(b)
188,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	196,987 (a)
121,000	SDAL Trust, Series 2025-DAL, Class C, (1 mo. USD Term SOFR + 3.94%), 7.69%, due 4/15/2042	122,127 (a)(c)
SFO Commercial Mortgage Trust
42,000	Series 2021-555, Class B, (1 mo. USD Term SOFR + 1.61%), 5.36%, due 5/15/2038	41,795 (a)(c)
60,000	Series 2021-555, Class C, (1 mo. USD Term SOFR + 1.91%), 5.66%, due 5/15/2038	59,632 (a)(c)
103,000	Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.51%), 6.26%, due 5/15/2038	102,368 (a)(c)
103,199	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class D, (1 mo. USD Term SOFR + 1.95%), 5.70%, due 1/15/2039	102,886 (a)(c)
100,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 5.74%, due 12/15/2039	100,125 (a)(c)
Wells Fargo Commercial Mortgage Trust
118,000	Series 2024-1CHI, Class C, 6.23%, due 7/15/2035	119,135 (a)(b)
71,000	Series 2025-5C3, Class C, 6.23%, due 1/15/2058	72,272 (b)
7,440,144
Federal Home Loan Mortgage Corp. 3.4%
Pass-Through Certificates
4,018	3.50%, due 5/1/2026	4,008
207,368	4.50%, due 11/1/2039	209,374
1,451,931	5.50%, due 9/1/2052 - 4/1/2053	1,478,822
977,514	6.00%, due 10/1/2052 - 3/1/2053	1,006,985
2,699,189
Federal National Mortgage Association 3.1%
Pass-Through Certificates
404,881	4.50%, due 5/1/2041 - 5/1/2044	406,246
83,133	5.00%, due 8/1/2053	83,171
810,561	5.50%, due 11/1/2052 - 5/1/2053	825,294
1,066,171	6.00%, due 11/1/2052 - 10/1/2053	1,103,814
2,418,525
Total Mortgage-Backed Securities (Cost $24,556,512)		23,856,151
Asset-Backed Securities 22.9%
Automobiles 3.0%
Avis Budget Rental Car Funding AESOP LLC
32,000	Series 2020-2A, Class B, 2.96%, due 2/20/2027	31,957 (a)
76,667	Series 2022-5A, Class C, 6.24%, due 4/20/2027	76,878 (a)
158,000	Series 2021-2A, Class B, 1.90%, due 2/20/2028	154,271 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^  (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
$100,000	Series 2025-3A, Class C, 4.95%, due 2/20/2030	$100,308 (a)
125,000	Series 2024-1A, Class C, 6.48%, due 6/20/2030	130,094 (a)
162,571	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, due 7/26/2032	165,404 (a)
51,000	Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80%, due 8/15/2031	51,272
195,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49%, due 5/15/2031	197,898
95,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D, 5.59%, due 1/15/2031	96,182 (a)
GLS Auto Select Receivables Trust
30,000	Series 2024-4A, Class C, 4.75%, due 11/15/2030	30,255 (a)
30,000	Series 2025-1A, Class B, 5.04%, due 2/15/2031	30,603 (a)
36,000	Series 2025-1A, Class C, 5.26%, due 3/15/2031	36,742 (a)
79,000	Series 2024-4A, Class D, 5.28%, due 10/15/2031	79,823 (a)
112,998	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, due 5/20/2032	114,888 (a)
133,000	PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03%, due 7/15/2030	133,325 (a)
35,532	Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.08%, due 2/15/2028	35,165 (a)
Santander Drive Auto Receivables Trust
45,000	Series 2024-1, Class C, 5.45%, due 3/15/2030	45,537
219,000	Series 2025-1, Class D, 5.43%, due 3/17/2031	222,415
197,000	Series 2025-2, Class C, 5.06%, due 5/15/2031	199,373
SCCU Auto Receivables Trust
46,000	Series 2025-1A, Class A4, 4.68%, due 9/15/2031	46,694 (a)
42,000	Series 2025-1A, Class B, 4.78%, due 12/15/2031	42,374 (a)
28,000	Series 2025-1A, Class C, 5.08%, due 2/17/2032	28,253 (a)
63,000	SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, due 1/20/2032	64,412 (a)
53,943	U.S. Bank NA, Series 2023-1, Class B, 6.79%, due 8/25/2032	54,495 (a)
Westlake Automobile Receivables Trust
108,000	Series 2025-1A, Class D, 5.54%, due 11/15/2030	109,668 (a)
120,000	Series 2025-2A, Class C, 4.85%, due 1/15/2031	120,801 (a)
2,399,087
Home Equity 1.0%
134,545	COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.65%, due 5/25/2060	135,920 (a)
JP Morgan Mortgage Trust
76,195	Series 2023-HE2, Class A1, (30 day USD SOFR Average + 1.70%), 5.62%, due 3/20/2054	76,484 (a)(c)
66,536	Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 6.02%, due 5/20/2054	66,886 (a)(c)
61,697	Series 2024-HE1, Class A1, (30 day USD SOFR Average + 1.50%), 5.42%, due 8/25/2054	61,808 (a)(c)
40,058	Series 2024-HE1, Class M1, (30 day USD SOFR Average + 2.00%), 5.92%, due 8/25/2054	40,283 (a)(c)
140,000	Series 2025-HE3, Class M1, (30 day USD SOFR Average + 1.45%), 5.37%, due 3/20/2056	139,999 (a)(c)
62,000	Series 2025-HE3, Class M2, (30 day USD SOFR Average + 1.70%), 5.62%, due 3/20/2056	62,000 (a)(c)
Towd Point Mortgage Trust
129,650	Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	130,353 (a)
111,717	Series 2024-CES2, Class A1A, 6.13%, due 2/25/2064	112,664 (a)
826,397
Other 17.5%
87,420	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	80,429 (a)
95,000	Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.41%, due 11/20/2054	96,213 (a)
135,159	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	138,323 (a)
233,660	Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.78%, due 2/15/2050	237,423 (a)
CCG Receivables Trust
110,000	Series 2024-1, Class C, 5.22%, due 3/15/2032	111,859 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^  (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$197,000	Series 2025-2, Class C, 4.68%, due 8/15/2034	$197,393 (a)
Cloud Capital Holdco LP
110,000	Series 2024-1A, Class A2, 5.78%, due 11/22/2049	110,801 (a)
71,000	Series 2024-2A, Class A2, 5.92%, due 11/22/2049	71,827 (a)
Compass Datacenters Issuer II LLC
145,000	Series 2024-1A, Class A1, 5.25%, due 2/25/2049	145,804 (a)
100,000	Series 2024-1A, Class B, 7.00%, due 2/25/2049	102,095 (a)
88,713	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, due 1/20/2031	90,274 (a)
121,000	CyrusOne Data Centers Issuer I LLC, Series 2023-2A, Class A2, 5.56%, due 11/20/2048	122,023 (a)
165,000	Dell Equipment Finance Trust, Series 2024-1, Class C, 5.73%, due 3/22/2030	167,550 (a)
94,512	Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A, 6.16%, due 2/25/2038	97,755 (a)
565,000	Fort Washington CLO Ltd., Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.48%), 5.37%, due 10/20/2034	565,241 (a)(c)
Foundation Finance Trust
84,702	Series 2024-2A, Class B, 4.93%, due 3/15/2050	84,972 (a)
72,830	Series 2025-1A, Class A, 4.95%, due 4/15/2050	73,703 (a)
191,099	Series 2025-3A, Class A, 4.56%, due 8/15/2052	191,608 (a)
Frontier Issuer LLC
221,000	Series 2023-1, Class A2, 6.60%, due 8/20/2053	223,025 (a)
64,000	Series 2024-1, Class B, 7.02%, due 6/20/2054	66,675 (a)
100,000	Gracie Point International Funding LLC, Series 2024-1A, Class A, (90 day USD SOFR Average + 1.70%), 5.89%, due 3/1/2028	100,075 (a)(c)
GreatAmerica Leasing Receivables Funding LLC
144,000	Series 2025-1, Class A3, 4.49%, due 4/16/2029	145,699 (a)
71,000	Series 2025-2, Class A3, 4.14%, due 12/17/2029	71,253 (a)
GreenSky Home Improvement Issuer Trust
100,000	Series 2025-1A, Class B, 5.39%, due 3/25/2060	101,432 (a)
105,000	Series 2025-2A, Class B, 5.07%, due 6/25/2060	106,064 (a)
104,711	GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.67%, due 6/25/2059	107,317 (a)
Hilton Grand Vacations Trust
31,390	Series 2022-2A, Class A, 4.30%, due 1/25/2037	31,297 (a)
31,390	Series 2022-2A, Class B, 4.74%, due 1/25/2037	31,358 (a)
66,194	Series 2024-2A, Class C, 5.99%, due 3/25/2038	67,220 (a)
43,573	Series 2024-1B, Class A, 5.75%, due 9/15/2039	44,614 (a)
31,591	Series 2024-1B, Class B, 5.99%, due 9/15/2039	32,307 (a)
18,156	Series 2024-1B, Class C, 6.62%, due 9/15/2039	18,654 (a)
111,816	Series 2024-3A, Class A, 4.98%, due 8/27/2040	113,110 (a)
101,077	Series 2025-2A, Class B, 4.73%, due 5/25/2044	101,509 (a)
81,514	Series 2025-2A, Class C, 5.12%, due 5/25/2044	82,214 (a)
100,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	101,201 (a)
MetroNet Infrastructure Issuer LLC
164,000	Series 2025-2A, Class A2, 5.40%, due 8/20/2055	166,311 (a)
34,000	Series 2025-4A, Class B, 5.60%, due 12/20/2055	33,924 (a)
500,000	Milos CLO Ltd., Series 2017-1A, Class DR, (3 mo. USD Term SOFR + 3.01%), 6.90%, due 10/20/2030	500,520 (a)(c)
MVW LLC
132,204	Series 2021-2A, Class A, 1.43%, due 5/20/2039	125,704 (a)
91,634	Series 2021-2A, Class B, 1.83%, due 5/20/2039	87,349 (a)
26,359	Series 2021-1WA, Class B, 1.44%, due 1/22/2041	25,463 (a)
69,978	Series 2024-2A, Class B, 4.58%, due 3/20/2042	69,883 (a)
69,978	Series 2024-2A, Class C, 4.92%, due 3/20/2042	69,967 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^  (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$90,980	Series 2025-1A, Class B, 5.21%, due 9/22/2042	$92,379 (a)
78,923	Series 2024-1A, Class B, 5.51%, due 2/20/2043	80,287 (a)
92,492	NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.40%, due 11/25/2031	94,072 (a)
1,100,000	OCP CLO Ltd., Series 2021-21A, Class D1R, (3 mo. USD Term SOFR + 2.65%), 6.53%, due 1/20/2038	1,107,031 (a)(c)
1,000,000	Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.55%), 5.41%, due 4/25/2037	1,002,501 (a)(c)
1,900,000	RR 29 Ltd., Series 2024-29RA, Class A1R, (3 mo. USD Term SOFR + 1.39%), 5.29%, due 7/15/2039	1,907,562 (a)(c)
Sierra Timeshare Receivables Funding LLC
36,735	Series 2023-2A, Class C, 7.30%, due 4/20/2040	38,104 (a)
51,631	Series 2023-3A, Class B, 6.44%, due 9/20/2040	53,346 (a)
45,774	Series 2024-2A, Class C, 5.83%, due 6/20/2041	46,490 (a)
92,811	Series 2024-3A, Class C, 5.32%, due 8/20/2041	93,368 (a)
106,878	Series 2025-1A, Class A, 4.81%, due 1/21/2042	107,614 (a)
76,457	Series 2024-1A, Class C, 5.94%, due 1/20/2043	77,575 (a)
155,000	Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, due 12/22/2031	155,524 (a)
263,000	Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, due 10/25/2048	265,238 (a)
56,000	Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, due 11/20/2055	56,121 (a)
104,145	Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	101,460 (a)
119,665	Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, due 6/21/2050	120,137 (a)
200,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, due 11/15/2027	202,533 (a)
1,300,000	Trestles CLO III Ltd., Series 2020-3A, Class D1R, (3 mo. USD Term SOFR + 3.15%), 7.03%, due 10/20/2037	1,297,295 (a)(c)
1,100,000	Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 5.04%, due 4/25/2038	1,099,535 (a)(c)
128,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.88%, due 4/20/2055	130,695 (a)
199,000	Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.13%, due 8/15/2055	196,683 (a)
151,364	Volofin Finance DAC, Series 2024-1A, Class A, 5.94%, due 6/15/2037	154,244 (a)
Wireless PropCo Funding LLC
45,000	Series 2025-1A, Class A2, 4.07%, due 6/25/2055	43,669 (a)
40,000	Series 2025-1A, Class B, 4.30%, due 6/25/2055	38,325 (a)
13,871,226
Real Estate Investment Trusts 0.3%
216,000	American Tower Trust 1, 5.49%, due 3/15/2053	219,617 (a)
Student Loan 1.1%
Bayview Opportunity Master Fund VII LLC
29,948	Series 2024-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 5.67%, due 6/25/2047	29,898 (a)(c)
12,728	Series 2024-EDU1, Class D, (30 day USD SOFR Average + 2.75%), 6.62%, due 6/25/2047	12,919 (a)(c)
231,549	Series 2025-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 5.67%, due 7/27/2048	231,549 (a)(c)
Navient Private Education Refi Loan Trust
292,228	Series 2021-EA, Class A, 0.97%, due 12/16/2069	263,558 (a)
227,310	Series 2021-FA, Class A, 1.11%, due 2/18/2070	202,652 (a)
138,220	Series 2024-A, Class A, 5.66%, due 10/15/2072	141,636 (a)
882,212
Total Asset-Backed Securities (Cost $18,068,086)		18,198,539

Corporate Bonds 37.4%
Advertising 0.1%
85,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	85,145 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^  (cont’d)

Principal Amount		Value

Aerospace & Defense 1.9%
Boeing Co.
$480,000	2.70%, due 2/1/2027	$473,003
380,000	6.30%, due 5/1/2029	403,351
15,000	Goat Holdco LLC, 6.75%, due 2/1/2032	15,406 (a)
570,000	L3Harris Technologies, Inc., 5.40%, due 1/15/2027	578,241
60,000	TransDigm, Inc., 6.63%, due 3/1/2032	62,425 (a)
1,532,426
Airlines 1.1%
200,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	203,668 (a)
625,000	Delta Air Lines, Inc., 4.95%, due 7/10/2028	636,239
839,907
Auto Manufacturers 0.8%
Ford Motor Credit Co. LLC
20,000	6.95%, due 6/10/2026	20,174
190,000	7.35%, due 11/4/2027	198,299
65,000	6.80%, due 5/12/2028	67,826
160,000	2.90%, due 2/10/2029	150,360
20,000	Jaguar Land Rover Automotive PLC, 5.50%, due 7/15/2029	19,995 (a)
Nissan Motor Acceptance Co. LLC
80,000	5.63%, due 9/29/2028	80,225 (a)
65,000	6.13%, due 9/30/2030	65,009 (a)
601,888
Banks 14.4%
Bank of America Corp.
90,000	4.38%, due 1/27/2027	89,025 (e)(f)
810,000	2.55%, due 2/4/2028	796,750 (e)
500,000	4.62%, due 5/9/2029	506,633 (e)
85,000	Bank of New York Mellon Corp., 3.75%, due 12/20/2026	83,738 (e)(f)
Barclays PLC
465,000	5.67%, due 3/12/2028	473,281 (e)
400,000	4.84%, due 9/10/2028	404,693 (e)
Citigroup, Inc.
90,000	4.15%, due 11/15/2026	88,836 (e)(f)
395,000	4.79%, due 3/4/2029	400,660 (e)
865,000	4.54%, due 9/19/2030	871,879 (e)
400,000	Fifth Third Bank NA, (Secured Overnight Financing Rate + 0.81%), 4.70%, due 1/28/2028	400,772 (c)
Goldman Sachs Group, Inc.
90,000	4.13%, due 11/10/2026	89,135 (e)(f)
1,035,000	1.95%, due 10/21/2027	1,017,496 (e)
JPMorgan Chase & Co.
90,000	3.65%, due 6/1/2026	89,493 (e)(f)
395,000	4.92%, due 1/24/2029	402,343 (e)
860,000	Lloyds Banking Group PLC, 5.09%, due 11/26/2028	876,352 (e)
240,000	M&T Bank Corp., 4.83%, due 1/16/2029	243,815 (e)
435,000	Manufacturers & Traders Trust Co., 4.70%, due 1/27/2028	440,733
1,020,000	Mizuho Financial Group, Inc., (Secured Overnight Financing Rate + 1.25%), 5.26%, due 7/8/2031	1,031,053 (c)
Morgan Stanley
410,000	1.59%, due 5/4/2027	406,432 (e)
160,000	5.65%, due 4/13/2028	163,150 (e)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^  (cont’d)

Principal Amount		Value

Banks – cont'd
$445,000	Morgan Stanley Bank NA, 5.02%, due 1/12/2029	$453,181 (e)
90,000	PNC Financial Services Group, Inc., 3.40%, due 9/15/2026	88,230 (e)(f)
Truist Bank
600,000	4.67%, due 5/20/2027	601,028 (e)
595,000	4.42%, due 7/24/2028	598,408 (e)
85,000	Truist Financial Corp., 5.10%, due 3/1/2030	85,584 (e)(f)
90,000	U.S. Bancorp, 3.70%, due 1/15/2027	87,831 (e)(f)
Wells Fargo & Co.
90,000	3.90%, due 3/15/2026	89,720 (e)(f)
500,000	5.15%, due 4/23/2031	516,102 (e)
11,396,353
Building Materials 0.0%‡
30,000	JH North America Holdings, Inc., 5.88%, due 1/31/2031	30,622 (a)
Chemicals 0.1%
15,000	Celanese U.S. Holdings LLC, 7.00%, due 2/15/2031	15,358
30,000	Olympus Water U.S. Holding Corp., 4.25%, due 10/1/2028	29,121 (a)
53,000	WR Grace Holdings LLC, 4.88%, due 6/15/2027	52,837 (a)
97,316
Commercial Services 0.3%
85,000	Champions Financing, Inc., 8.75%, due 2/15/2029	83,602 (a)
60,000	Herc Holdings, Inc., 5.75%, due 3/15/2031	60,891 (a)
105,000	Veritiv Operating Co., 10.50%, due 11/30/2030	112,897 (a)
257,390
Computers 0.2%
130,000	ASGN, Inc., 4.63%, due 5/15/2028	127,739 (a)
Distribution - Wholesale 0.2%
140,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	134,932 (a)
Diversified Financial Services 0.9%
380,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, due 4/1/2028	386,260
20,000	Azorra Finance Ltd., 7.75%, due 4/15/2030	21,118 (a)
50,000	Jane Street Group/JSG Finance, Inc., 7.13%, due 4/30/2031	52,538 (a)
95,000	OneMain Finance Corp., 6.13%, due 5/15/2030	96,861
30,000	PennyMac Financial Services, Inc., 7.88%, due 12/15/2029	31,922 (a)
140,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	147,661 (a)
736,360
Electric 1.7%
295,000	Alpha Generation LLC, 6.75%, due 10/15/2032	305,381 (a)
90,000	Calpine Corp., 4.50%, due 2/15/2028	90,060 (a)
425,000	NextEra Energy Capital Holdings, Inc., (Secured Overnight Financing Rate Index + 0.80%), 4.65%, due 2/4/2028	426,477 (c)
80,000	NRG Energy, Inc., 10.25%, due 3/15/2028	87,347 (a)(e)(f)
200,000	Pacific Gas & Electric Co., 5.00%, due 6/4/2028	203,429
200,000	Vistra Corp., 7.00%, due 12/15/2026	203,493 (a)(e)(f)
1,316,187
Engineering & Construction 0.1%
40,000	Artera Services LLC, 8.50%, due 2/15/2031	33,214 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^  (cont’d)

Principal Amount		Value

Engineering & Construction – cont'd
$20,000	Global Infrastructure Solutions, Inc., 5.63%, due 6/1/2029	$20,000 (a)
53,214
Entertainment 0.1%
75,000	Caesars Entertainment, Inc., 7.00%, due 2/15/2030	77,674 (a)
Food Service 0.1%
115,000	TKC Holdings, Inc., 6.88%, due 5/15/2028	116,121 (a)
Healthcare - Products 0.2%
70,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	73,063 (a)
80,000	Medline Borrower LP, 5.25%, due 10/1/2029	80,432 (a)
153,495
Insurance 1.7%
220,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/2027	221,292 (a)
675,000	Athene Global Funding, 4.95%, due 1/7/2027	679,794 (a)
80,000	HUB International Ltd., 5.63%, due 12/1/2029	79,987 (a)
400,000	Principal Life Global Funding II, (Secured Overnight Financing Rate + 0.81%), 4.61%, due 8/18/2028	400,381 (a)(c)
1,381,454
Internet 1.4%
690,000	Alphabet, Inc., (Secured Overnight Financing Rate + 0.52%), 4.34%, due 11/15/2028	696,964 (c)
410,000	Uber Technologies, Inc., 4.50%, due 8/15/2029	410,050 (a)
1,107,014
Iron - Steel 0.1%
45,000	Mineral Resources Ltd., 7.00%, due 4/1/2031	46,926 (a)
Leisure Time 0.2%
45,000	NCL Corp. Ltd., 6.25%, due 3/1/2030	45,689 (a)
80,000	Viking Cruises Ltd., 7.00%, due 2/15/2029	80,464 (a)
126,153
Machinery - Construction & Mining 0.2%
165,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	177,226 (a)
Media 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
80,000	5.50%, due 5/1/2026	80,132 (a)
80,000	5.13%, due 5/1/2027	79,890 (a)
120,000	Sirius XM Radio LLC, 4.00%, due 7/15/2028	117,308 (a)
277,330
Metal Fabricate - Hardware 0.0%‡
5,000	Advanced Drainage Systems, Inc., 6.38%, due 6/15/2030	5,113 (a)
Mining 0.1%
80,000	Novelis Corp., 6.88%, due 1/30/2030	83,068 (a)
Oil & Gas 1.2%
205,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	204,588 (a)
600,000	Diamondback Energy, Inc., 5.20%, due 4/18/2027	608,672
120,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 11/1/2028	120,681 (a)
45,000	Permian Resources Operating LLC, 5.88%, due 7/1/2029	45,264 (a)
979,205

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^  (cont’d)

Principal Amount		Value

Oil & Gas Services 0.1%
$45,000	USA Compression Partners LP/USA Compression Finance Corp., 7.13%, due 3/15/2029	$46,580 (a)
Packaging & Containers 0.4%
305,000	Mauser Packaging Solutions Holding Co., 7.88%, due 4/15/2030	302,594 (a)
Pharmaceuticals 2.7%
740,000	CVS Health Corp., 4.30%, due 3/25/2028	742,451
40,000	Grifols SA, 4.75%, due 10/15/2028	39,504 (a)
915,000	Novartis Capital Corp., (Secured Overnight Financing Rate + 0.52%), 4.35%, due 11/5/2028	918,559 (c)
470,000	Pfizer, Inc., (Secured Overnight Financing Rate + 0.50%), 4.29%, due 11/15/2027	471,462 (c)
		2,171,976
Pipelines 2.6%
	Enbridge, Inc.
174,000	5.25%, due 4/5/2027	176,402
140,000	4.60%, due 6/20/2028	141,443
205,000	4.20%, due 11/20/2028	205,197
485,000	Energy Transfer LP, 6.05%, due 12/1/2026	492,782
150,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, due 1/15/2029	156,582
620,000	Kinder Morgan, Inc., 5.00%, due 2/1/2029	634,359
160,000	Venture Global LNG, Inc., 8.13%, due 6/1/2028	162,065 (a)
25,000	Venture Global Plaquemines LNG LLC, 6.13%, due 12/15/2030	25,459 (a)
80,000	Western Midstream Operating LP, 7.25%, due 4/1/2030	85,400 (a)
		2,079,689
Real Estate Investment Trusts 1.0%
445,000	American Tower Corp., 1.45%, due 9/15/2026	436,878
190,000	Global Net Lease, Inc., 4.50%, due 9/30/2028	186,254 (a)
115,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, due 10/1/2028	115,092 (a)
30,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	28,454 (a)
45,000	XHR LP, 6.63%, due 5/15/2030	46,444 (a)
		813,122
Semiconductors 1.2%
135,000	Broadcom, Inc., 4.60%, due 7/15/2030	137,164
365,000	Foundry JV Holdco LLC, 5.90%, due 1/25/2030	381,744 (a)
400,000	Intel Corp., 3.75%, due 8/5/2027	397,693
		916,601
Software 0.3%
170,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	169,488 (a)
80,000	Cloud Software Group, Inc., 6.50%, due 3/31/2029	81,047 (a)
20,000	Ellucian Holdings, Inc., 6.50%, due 12/1/2029	20,393 (a)
		270,928
Telecommunications 1.6%
790,000	AT&T, Inc., 4.70%, due 8/15/2030	803,076
450,000	T-Mobile USA, Inc., 3.75%, due 4/15/2027	448,586
		1,251,662
Transportation 0.0%‡
30,000	XPO, Inc., 7.13%, due 2/1/2032	31,554 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^  (cont’d)

Principal Amount		Value

Trucking & Leasing 0.0%‡
$15,000	FTAI Aviation Investors LLC, 7.00%, due 5/1/2031	$15,796 (a)
Total Corporate Bonds (Cost $29,240,946)		29,640,760

Loan Assignments(c) 2.4%
Construction Materials 0.3%
198,000	Quikrete Holdings, Inc., Term Loan B1, (1 mo. USD Term SOFR + 2.25%), 5.97%, due 4/14/2031	198,505
Health Care Providers & Services 0.5%
198,500	CNT Holdings I Corp., Term Loan, (3 mo. USD Term SOFR + 2.25%), 6.09%, due 11/8/2032	198,883
206,325	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.67%, due 9/27/2030	206,486
		405,369
Independent Power & Renewable Electricity Producers 0.2%
183,000	Cogentrix Finance Holdco I LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 5.97%, due 2/26/2032	183,965
Insurance 0.5%
167,599	HUB International Ltd., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.12%, due 6/20/2030	168,394
197,995	USI, Inc., Term Loan C, (3 mo. USD Term SOFR + 2.25%), 5.92%, due 9/29/2030	198,270
		366,664
Leisure Products 0.2%
198,000	SRAM LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%, 6 mo. USD Term SOFR + 2.25%), 5.95% – 5.97%, due 2/27/2032	198,000 (g)(h)
Media 0.2%
198,500	ABG Intermediate Holdings 2 LLC, Term Loan, (1 mo. USD Term SOFR + 2.25%), 5.97%, due 2/13/2032	198,500
Passenger Airlines 0.1%
58,207	American Airlines, Inc., Term Loan, (3 mo. USD Term SOFR + 2.25%), 6.13%, due 4/20/2028	58,309
Specialty Retail 0.1%
85,047	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.18%, due 3/3/2028	84,080
Transportation Infrastructure 0.3%
198,000	KKR Apple Bidco LLC, Term Loan, (1 mo. USD Term SOFR + 2.50%), 6.22%, due 9/23/2031	198,962

Total Loan Assignments (Cost $1,884,840)		1,892,354
Number of Shares
Short-Term Investments 6.1%
Investment Companies 6.1%
4,812,234	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.74%(i) (Cost $4,812,234)	4,812,234
Total Investments 98.9% (Cost $78,562,618)		78,400,038
Other Assets Less Liabilities 1.1%		903,120 (j)
Net Assets 100.0%		$79,303,158

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^  (cont’d)

‡	Represents less than 0.05% of net assets of the Fund.

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At December 31, 2025, these securities amounted to $40,079,202, which represents 50.5% of net assets of the Fund.

(b)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
December 31, 2025.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of December 31, 2025 and changes periodically.
(d)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(g)	The stated interest rates represent the range of rates at December 31, 2025 of the underlying contracts within the Loan Assignment.
(h)	Value determined using significant unobservable inputs.
(i)	Represents 7-day effective yield as of December 31, 2025.
(j)	Includes the impact of the Fund’s open positions in derivatives at December 31, 2025.

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$61,950,236	78.1%
Cayman Islands	7,479,685	9.4%
United Kingdom	1,774,321	2.2%
Japan	1,031,053	1.3%
Ireland	743,037	0.9%
Canada	523,042	0.7%
Australia	46,926	0.1%
Spain	39,504	0.1%
Short-Term Investments and Other Assets—Net	5,715,354	7.2%
	$79,303,158	100.0%

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^  (cont’d)

Derivative Instruments
Futures contracts ("futures")
At December 31, 2025, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2026	238	U.S. Treasury Note, 2 Year	$49,691,797	$(25,297)
Total Long Positions			$49,691,797	$(25,297)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2026	4	U.S. Treasury Long Bond	$(462,375)	$6,118
3/2026	13	U.S. Treasury Note, 10 Year	(1,461,688)	9,323
3/2026	77	U.S. Treasury Note, 5 Year	(8,416,461)	26,195
3/2026	13	U.S. Treasury Note, Ultra 10 Year	(1,495,203)	11,354
3/2026	1	U.S. Treasury Ultra Bond	(118,000)	2,592
Total Short Positions			$(11,953,727)	$55,582
Total Futures				$30,285
At December 31, 2025, the Fund had $321,874 deposited in a segregated account to cover margin requirements on open futures.
For the year ended December 31, 2025, the average notional value for the months where the Fund had futures outstanding was $46,732,770 for long positions and $(14,524,014) for short positions.
Credit default swap contracts ("credit default swaps")
At December 31, 2025, the Fund did not have any outstanding credit default swaps.
For the year ended December 31, 2025, the average notional value for the months where the Fund had credit default swaps outstanding was $1,460,000 for buy protection.

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of December 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Mortgage-Backed Securities#	$—	$23,856,151	$—	$23,856,151
Asset-Backed Securities#	—	18,198,539	—	18,198,539
Corporate Bonds#	—	29,640,760	—	29,640,760
Loan Assignments
Leisure Products	—	—	198,000	198,000
Other Loan Assignments#	—	1,694,354	—	1,694,354
Total Loan Assignments	—	1,694,354	198,000	1,892,354
Short-Term Investments	—	4,812,234	—	4,812,234
Total Investments	$—	$78,202,038	$198,000	$78,400,038

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 1/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 12/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 12/31/2025
Investments in Securities:
Loan Assignments(1)	$—	$—	$—	$1	$396	$(199)	$—	$—	$198	$1
Total	$—	$—	$—	$1	$396	$(199)	$—	$—	$198	$1
(1) At December 31, 2025, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of December 31, 2025:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$55,582	$—	$—	$55,582
Liabilities	(25,297)	—	—	(25,297)
Total	$30,285	$—	$—	$30,285

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Statement of Assets and Liabilities

Neuberger Berman Advisers Management Trust

Short Duration Bond Portfolio
December 31, 2025
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$78,400,038
Cash	7,459
Cash collateral segregated for futures contracts (Note A)	321,874
Interest receivable	608,434
Receivable for securities sold	10,253
Receivable for accumulated variation margin on futures contracts (Note A)	30,285
Receivable for Fund shares sold	116,208
Prepaid expenses and other assets	792
Total Assets	79,495,343
Liabilities
Payable to investment manager (Note B)	11,471
Payable for Fund shares redeemed	66,442
Payable to administrator—net (Note B)	30,394
Payable to trustees	114
Payable for audit fees	51,519
Payable for custodian and accounting fees	11,625
Other accrued expenses and payables	20,620
Total Liabilities	192,185
Net Assets	$79,303,158
Net Assets consist of:
Paid-in capital	$111,416,962
Total distributable earnings/(losses)	(32,113,804)
Net Assets	$79,303,158
Shares Outstanding ($.001 par value; unlimited shares authorized)	8,199,336
Net Asset Value, offering and redemption price per share
Class I	$9.67
*Cost of Investments:
(a) Unaffiliated issuers	$78,562,618

See Notes to Financial Statements

Statement of Operations

Neuberger Berman Advisers Management Trust

Short Duration Bond Portfolio
For the Fiscal Year Ended December 31, 2025
Investment Income:
Income (Note A):
Interest income—unaffiliated issuers	$3,658,882
Other income	2,699
Total income	$3,661,581
Expenses:
Investment management fees (Note B)	134,030
Administration fees (Note B)	315,365
Shareholder servicing agent fees	4,564
Audit fees	51,520
Custodian and accounting fees	68,380
Insurance	2,308
Legal fees	85,617
Shareholder reports	2,334
Trustees' fees and expenses	54,342
Miscellaneous and other fees	13,538
Total expenses	731,998
Net investment income/(loss)	$2,929,583
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	58,733
Expiration or closing of futures contracts	(103,133)
Expiration or closing of swap contracts	6,229
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	1,571,683
Futures contracts	(92,698)
Net gain/(loss) on investments	1,440,814
Net increase/(decrease) in net assets resulting from operations	$4,370,397

See Notes to Financial Statements

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	SHORT DURATION BOND PORTFOLIO
	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2025	December 31, 2024
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$2,929,583	$3,599,193
Net realized gain/(loss) on investments	(38,171)	(748,249)
Change in net unrealized appreciation/(depreciation) of investments	1,478,985	1,952,958
Net increase/(decrease) in net assets resulting from operations	4,370,397	4,803,902
Distributions to Shareholders From (Note A):
Distributable earnings	(4,173,919)	(4,431,587)
From Fund Share Transactions (Note D):
Proceeds from shares sold	12,332,231	10,923,655
Proceeds from reinvestment of dividends and distributions	4,173,919	4,431,587
Payments for shares redeemed	(16,538,265)	(18,310,957)
Net increase/(decrease) from Fund share transactions	(32,115)	(2,955,715)
Net Increase/(Decrease) in Net Assets	164,363	(2,583,400)
Net Assets:
Beginning of year	79,138,795	81,722,195
End of year	$79,303,158	$79,138,795

See Notes to Financial Statements

Notes to Financial Statements Short Duration Bond Portfolio
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Short Duration Bond Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund currently offers only Class I shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments

•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other

Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the year ended December 31, 2025, was $279.

5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
The Fund adopted the FASB Accounting Standards Update 2023-09, "Income Taxes (Topic 740) Improvements to Income Tax Disclosures" ("ASU 2023-09") for the year ended December 31, 2025. The adoption of this standard affected only the financial statement disclosures and had no impact on the Fund's financial position or operating results. A breakdown of income taxes paid by jurisdiction is provided when significant income taxes are paid. For the year ended December 31, 2025, Management determined that the income taxes paid by the Fund were not significant.
For federal income tax purposes, the estimated cost of investments held at December 31, 2025 was $78,595,794. The estimated gross unrealized appreciation was $950,796 and estimated gross unrealized depreciation was $1,146,552 resulting in net unrealized depreciation in value of investments of $195,756 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.

The tax character of distributions paid during the years ended December 31, 2025, and December 31, 2024, was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2025	2024	2025	2024	2025	2024
$4,173,919	$4,431,587	$—	$—	$4,173,919	$4,431,587

As of December 31, 2025, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$3,860,112	$—	$(195,756)	$(35,778,160)	$—	$(32,113,804)
The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales, amortization of bond premium and mark-to-market adjustments on futures.
To the extent the Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at December 31, 2025, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:

Capital Loss Carryforwards
Long-Term	Short-Term
$31,681,704	$4,096,456
6
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

7
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

8
Expense allocation: Certain expenses are applicable to multiple funds within a complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly.

9
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices.
10
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds, within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the Securities and Exchange Commission ("SEC"), particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if the Fund complies with the conditions of the Rule. Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.

11
When-issued/delayed delivery securities: The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. When-issued and delayed delivery transactions can have a leverage-like effect on the Fund, which can increase fluctuations in the Fund’s NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

The Fund may also enter into a TBA (To Be Announced) agreement and "roll over" such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by the Fund. Certain transactions will require a Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
12
Derivative instruments: Please see the Schedule of Investments for the Fund’s open positions in derivatives, if any, at December 31, 2025. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the

Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund’s investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.
Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless the Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If the Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Futures contracts: During the year ended December 31, 2025, the Fund used futures for economic hedging purposes, including as a maturity or duration management device.
At the time the Fund enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.
Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed or expire, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to the Fund because the exchange’s clearinghouse assumes the position of the counterparty in each transaction. Thus, the Fund is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.
For U.S. federal income tax purposes, the futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, the Fund’s losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Fund’s taxable income.
Credit default swaps: During the year ended December 31, 2025, the Fund used credit default swaps for economic hedging purposes, to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets or securities and to enhance total return.
At December 31, 2025, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures
Interest rate risk	Receivable/Payable for accumulated variation margin on futures contracts	$55,582	Receivable/Payable for accumulated variation margin on futures contracts	$(25,297)

The impact of the use of these derivative instruments on the Statement of Operations during the year ended December 31, 2025, was as follows:

	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Futures
Interest rate risk	$(103,133)	$(92,698)
Swaps
Credit risk	6,229	-

(a)	Net realized gains/(losses) on derivatives are located in the Statement of Operations each under the caption, "Net realized gain/(loss) on:"

Futures	Expiration or closing of futures contracts
Swaps	Expiration or closing of swap contracts

(b)	Change in net unrealized appreciation/(depreciation) is located in the Statement of Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

Futures	Futures contracts

13
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned—net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers." The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
During the year ended December 31, 2025, the Fund did not participate in securities lending.
14
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or the Fund.

15
Segment Reporting: The Fund has adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of

the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The Fund’s investment manager acts as the Fund’s CODM. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and evaluates performance in accordance with the Fund’s principal investment strategy as disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. The Fund’s total returns, expense ratios, and changes in net assets, which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for the Fund’s single segment, are consistent with that presented within the Fund’s financial statements.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA monthly, an investment management fee at an annual rate of 0.17% of the first $2 billion of the Fund’s average daily net assets and 0.15% of average daily net assets in excess of $2 billion. Accordingly, for the year ended December 31, 2025, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.17% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. The Class I shares of the Fund pays NBIA monthly, an administration fee at the annual rate of 0.40% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Class I shares of the Fund so that the total annual operating expenses do not exceed the expense limitation as detailed in the following table. This undertaking excludes interest, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that it will repay NBIA for fees and expenses waived or reimbursed provided that repayment does not cause the annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the year ended December 31, 2025, there was no repayment to NBIA under the contractual expense limitation agreement.
At December 31, 2025, the Fund had no contingent liabilities to NBIA under the contractual expense limitation agreement.

			Expenses Reimbursed in Year Ended December 31,
			2023	2024	2025
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2026	2027	2028
Class I	0.95%	12/31/28	$—	$—	$—

(a)	Expense limitation per annum of the Fund's average daily net assets.
Neuberger Berman BD LLC is the Fund’s "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.
Note C—Securities Transactions:
During the year ended December 31, 2025 there were purchase and sale transactions of long-term securities (excluding futures and swaps) as follows:

Purchases of U.S. Government and Agency Obligations	Purchases	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities
$1,328,325	$45,252,546	$2,440,730	$46,864,783
Note D—Fund Share Transactions:
Share activity for the years ended December 31, 2025, and December 31, 2024, was as follows:

	For the Year Ended December 31, 2025				For the Year Ended December 31, 2024
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	1,253,796	435,236	(1,678,546)	10,486	1,116,511	461,624	(1,870,321)	(292,186)
Note E—Line of Credit:
At December 31, 2025, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple SOFR plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for the Fund under the Credit Facility at December 31, 2025. During the year ended December 31, 2025, the Fund did not utilize the Credit Facility.

Financial Highlights

Short Duration Bond Portfolio
The following table includes selected data for a share outstanding throughout each fiscal period and other performance information derived from the financial statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Assets with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding fiscal period.

Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$9.66	$9.64	$9.54	$10.48	$10.68
Income/(Loss) From Investment Operations:
Net Investment Income/(Loss)[a]	0.36	0.44	0.39	0.33	0.26
Net Gains or (Losses) on Securities (both realized and unrealized)	0.19	0.14	0.16	(0.88)	(0.18)
Total From Investment Operations	0.55	0.58	0.55	(0.55)	0.08
Less Distributions From:
Net Investment Income	(0.54)	(0.56)	(0.45)	(0.39)	(0.28)
Net Asset Value, End of Year	$9.67	$9.66	$9.64	$9.54	$10.48
Total Return[b,c]	5.71%	6.10%	5.90%	(5.19)%	0.74%
Supplemental Data/Ratios
Net Assets, End of Year (in millions)	$79.3	$79.1	$81.7	$85.0	$111.5
Ratio of Gross Expenses to Average Net Assets[d]	0.93%	0.92%	0.85%	0.84%	0.80%
Ratio of Net Expenses to Average Net Assets	0.93%	0.92%	0.85%	0.84%	0.80%
Ratio of Net Investment Income/(Loss) to Average Net Assets	3.72%	4.48%	4.05%	3.29%	2.47%
Portfolio Turnover Rate	62%	75%	53%	55%	91%

See Notes to Financial Highlights

Notes to Financial Highlights Short Duration Bond Portfolio

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested.
Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

c
The class action proceeds listed in Note A of the Notes to Financial Statements had no impact on the Fund's total returns for the year ended December 31, 2025. The class action proceeds received in 2024, 2023, and
2021 had no impact on the Fund's total return for the years ended December 31, 2024, 2023, and 2021, respectively.

d
Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee. Management did not reimburse or waive fees during the fiscal periods shown.

Report of Independent Registered Public Accounting Firm
To the Shareholders of Neuberger Berman Advisers Management Trust Short Duration Bond Portfolio and Board of Trustees of the Neuberger Berman Advisers Management Trust
Opinion on the Financial Statements
 We have audited the accompanying statement of assets and liabilities of Neuberger Berman Advisers Management Trust Short Duration Bond Portfolio (the "Fund") (one of the series constituting Neuberger Berman Advisers Management Trust (the "Trust")), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Neuberger Berman Advisers Management Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
 We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
 Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Neuberger Berman investment companies since 1954.
Boston, Massachusetts
February 12, 2026

Changes in and Disagreements with Accountants for Open-end Management Investment Companies
No changes and/or disagreements occurred in the current reporting period.
Proxy Disclosures for Open-end Management Investment Companies
During the period covered by this report, there were no matters submitted to the Fund's shareholders through the solicitation of proxies or otherwise.
Board Consideration of the Management Agreement
On an annual basis, the Board of Trustees (the "Board" or "Trustees") of Neuberger Berman Advisers Management Trust (the "Trust"), including the Trustees who are not "interested persons" of the Trust or of Neuberger Berman Investment Advisers LLC ("Management") (including its affiliates), as such term is defined under the Investment Company Act of 1940, as amended ("1940 Act"), ("Independent Fund Trustees"), considers whether to continue the management agreement with Management (the "Agreement") with respect to Short Duration Bond Portfolio  (the "Fund").  Throughout the process, the Independent Fund Trustees are advised by counsel that is experienced in 1940 Act matters and that is independent of Management ("Independent Counsel").  At a meeting held on October 9, 2025, the Board, including the Independent Fund Trustees, approved the continuation of the Agreement for the Fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the Fund and its shareholders; (ii) a comparison of the Fund’s performance, fees and expenses relative to its benchmark, various peers or similar accounts, as applicable; (iii) the costs of the services provided by, and the estimated profit or loss to Management from its relationships with the Fund; (iv) any apparent or anticipated economies of scale in relation to the services Management provides to the Fund and whether any such economies of scale are shared with Fund shareholders; and (v) any "fall-out" benefits likely to accrue to Management and its affiliates from their relationship with the Fund.
In evaluating the Agreement, the Board, including the Independent Fund Trustees, reviewed extensive materials provided by Management in response to questions submitted by the Independent Fund Trustees and Independent Counsel, which the Contract Review Committee annually considers and updates. It also met with senior representatives of Management regarding its personnel, operations, and profitability as they relate to the Fund. The annual contract review extends over at least two regular meetings of the Board to allow Management additional time to respond to any questions the Independent Fund Trustees may have on their initial review of the materials and for the Independent Fund Trustees to consider those responses.
In connection with its deliberations, the Board also considered the broad range of information relevant to the annual contract review that is provided to the Board (including its various standing committees) at meetings throughout the year. In addition, the Board established the Contract Review Committee, which is comprised solely of Independent Fund Trustees, to assist in its evaluation and analysis of materials for the annual contract review. Those standing committees provide reports to the full Board, including the members of the Contract Review Committee, which consider that information as part of the annual contract review process.
The Independent Fund Trustees received from Independent Counsel a memorandum discussing the legal standards for their consideration of the proposed continuation of the Agreement. During the course of the year and during their deliberations regarding the annual contract review, the Contract Review Committee and the Independent Fund Trustees met with Independent Counsel separately from representatives of Management.
Provided below is a description of the Board’s contract approval process and material factors that the Board considered at its meetings regarding renewal of the Agreement and the compensation to be paid thereunder. In connection with its approval of the continuation of the Agreement, the Board evaluated the terms of the

Agreement, the overall fairness of the Agreement to the Fund, and whether the Agreement was in the best interests of the Fund and its shareholders. The Board’s determination to approve the continuation of the Agreement was based on a comprehensive consideration of all information provided to the Board throughout the year and in connection with the annual contract review. The Board considered the Fund’s investment management agreement separately from those of other funds of the Trust.
This description is not intended to include all of the factors considered by the Board. The Board members did not identify any particular information or factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time. The Board focused on the costs and benefits of the Agreement to the Fund and, through the Fund, its shareholders.
Nature, Extent, and Quality of Services
With respect to the nature, extent, and quality of the services provided, the Board considered the investment philosophy and decision-making processes of, and the qualifications, experience, capabilities, and succession plans of, and the resources available to, the portfolio management personnel of Management who perform services for the Fund. The Board noted that Management also provides certain administrative services, including fund accounting, compliance, and shareholder support services. The Board also considered Management’s policies and practices regarding trade execution, transaction costs, and allocation of portfolio transactions and reviewed the quality of the execution services that Management had provided.  Moreover, the Board considered Management’s approach to potential conflicts of interest both generally and between the Fund’s investments and those of other funds or accounts managed by Management.
The Board recognized the extensive range of services that Management provides to the Fund beyond the investment management services. The Board noted that Management is also responsible for monitoring compliance with the Fund’s investment objectives, policies, and restrictions, as well as compliance with applicable law, including implementing regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators. The Board considered that Management assumes significant ongoing entrepreneurial and business risks as the investment adviser and sponsor to the Fund, for which it is entitled to reasonable compensation. The Trustees also considered that Management’s responsibilities include continual management of investment, operational, cybersecurity, enterprise, valuation, liquidity, legal, regulatory, and compliance risks as they relate to the Fund, and the Board considers on a regular basis information regarding Management’s processes for monitoring and managing risk.
The Board also reviewed and evaluated Management’s activities under its contractual obligation to oversee the Fund’s various outside service providers, including its renegotiation of certain service providers’ fees and its evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Board also considered Management’s ongoing development of its own infrastructure and information technology to support the Fund through, among other things, cybersecurity, business continuity planning, and risk management. In addition, the Board noted the positive compliance history of Management, as no significant compliance problems were reported to the Board with respect to Management. The Board also considered the general structure of the portfolio managers’ compensation and whether this structure provides appropriate incentives to act in the best interests of the Fund. The Board also considered the ability of Management to attract and retain qualified personnel to service the Fund and the ability to plan for succession.
Fund Performance
The Board requested a report from an outside consulting firm that specializes in the analysis of fund industry data that compared the Fund’s performance, along with its fees and other expenses, to various peers, including a group of industry peers ("Expense Group") and a broader universe of funds pursuing generally similar strategies with the same investment classification and/or objective ("Performance Universe"). The Performance Universe was composed of two types of funds: proprietary funds that are operated by insurance companies or their affiliates, and non-proprietary funds, such as the Fund, operated for insurance company investors by independent investment managers. The Board considered the Fund’s performance and fees in light of the limitations inherent in the consulting firm’s methodology for constructing such comparative groups and determining which investment companies should be included in the comparative groups, noting differences as compared to certain fund industry ranking and rating systems. The Board also considered the impact and inherent limitation on the comparisons due to the number of funds included in certain of the Fund’s Expense Group and Performance Universe.
With respect to investment performance, the Board considered information regarding the Fund’s short-, intermediate- and long-term performance, net of the Fund’s fees and expenses, on an absolute basis, relative to a benchmark index that does not deduct the fees or expenses of investing, and compared to the net performance of the Performance Universe. The Board also reviewed performance in relation to certain measures of the degree of investment risk undertaken by the portfolio managers.
The Performance Universe referenced in this section was identified by the consulting firm, as discussed above. For any period of underperformance, the Board considered the magnitude and duration of that underperformance relative to the Performance Universe, and/or the benchmark (e.g., the amount by which a Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark).
With respect to performance quintile rankings for the Fund compared to its Performance Universe, the first quintile represents the highest (best) performance and the fifth quintile represents the lowest performance.
The Board considered that, based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was higher for the 1-, 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the first quintile for the 1-, 3- and 5-year periods and the third quintile for the 10-year period. The Board also considered that for the 7-month period ending July 31, 2025, the Fund outperformed its benchmark and ranked in the second quintile of its Lipper peer category. The Board also took into account that the Fund showed a risk/return ratio that was better than the median of its Performance Universe for the 3- and 5-year periods, meaning that per unit of risk taken versus a presumed risk-free investment, the Fund achieved a higher level of return than the median of its Performance Universe for those same periods.
Noting that the Fund underperformed over certain periods, the Board discussed with Management the Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that Management had taken, or intended to take, to improve performance. The Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance. The Board also considered Management’s responsiveness to the Fund’s relative performance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of the Agreement and that, after considering all relevant factors, it can determine to approve the continuation of the Agreement notwithstanding the Fund’s relative performance.
Fee Rates, Profitability, and Fall-out Benefits
With respect to the overall fairness of the Agreement, the Board considered the fee structure for the Fund under the Agreement as compared to the Expense Group provided by the consulting firm, as discussed above. The Expense Group was comprised of only non-proprietary funds, such as the Fund, operated for insurance company investors by independent investment managers. The Board reviewed a comparison of the Fund’s management fee to its Expense Group. The Board noted that the comparative management fee analysis includes, in the Fund’s management fee, the separate administrative fees paid to Management. However, the Board noted that some funds in the Expense Group pay directly from fund assets for certain services that Management covers out of the administration fees for the Fund. Accordingly, the Board also considered the Fund’s total expense ratio as compared with its Expense Group as a way of taking account of these differences.
The Board compared the Fund’s contractual and actual management fees to the contractual and actual management fees, respectively, of the Fund’s Expense Group. (The actual management fees are the contractual management fees reduced by any fee waivers or other adjustments.) The Board also compared the Fund’s total expenses to the total expenses of the Fund’s Expense Group. The Board noted that the Fund’s actual management fee and total expenses were higher than the Expense Group, and considered whether specific portfolio management, administration or oversight needs, or the Fund’s relatively small size contributed to the Fund’s actual management fee and total expenses. With respect to the quintile rankings for fees and total expenses (net of waivers or other adjustments, if any) for the Fund compared to its Expense Group, the first quintile represents the lowest (best) fees and/or total expenses and the fifth quintile represents the highest fees and/or total expenses.
The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee and actual management fee each ranked in the fourth quintile and total expenses ranked in the fifth quintile.
In addition to considering the above-referenced factors, the Board took note of its ongoing dialogue with Management regarding the dynamics of the insurance/annuity marketplace. The Board considered, among other matters, related tax restrictions and the unique challenges facing that market generally, which assisted the Board in understanding the context for the Fund’s expense ratio and performance.
In concluding that the benefits accruing to Management by virtue of its relationship with the Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to the Fund, the Board reviewed specific data as to Management’s estimated loss on the Fund for a recent period on a pre-tax basis without regard to distribution expenses. The Board also reviewed data on Management’s estimated loss on the Fund after distribution/servicing expenses and taxes were factored in, as indicators of the health of the business and the extent to which Management is directing its profits into the growth of the business.
The Board considered the consistent cost allocation methodology that Management used in developing its estimated profitability figures. In addition, the Board engaged an independent accounting firm in prior years to review the profitability methodology utilized by Management when preparing this information and, discussed with the accounting firm its conclusion that Management’s process for calculating and reporting its estimated profitability figures aligned with the accounting firm’s guiding principles and industry practices.
The Board further noted Management’s representation that its estimate of profitability is derived using a methodology that is consistent with the methodology used to assess and/or report measures of profitability elsewhere at the firm. In addition, the Board recognized that Management’s calculations regarding its costs may not reflect all risks, including regulatory, legal, operational, cybersecurity, reputational, and, where appropriate, entrepreneurial risks, associated with offering and managing a fund in the current regulatory and market environment. The Board also considered any fall-out (i.e., indirect) benefits likely to accrue to Management or its affiliates from their relationship with the Fund. The Board noted that Management incurred a loss on its management of the Fund during the review period even before consideration of distribution expenses and taxes.
Information Regarding Services to Other Clients
The Board also considered other funds and separate accounts that were advised or sub-advised by Management or its affiliates with investment objectives, policies and strategies that were similar to those of the Fund, and compared the fees charged to the Fund to the fees charged to such comparable funds and separate accounts. The Board considered the reasonableness of any differences between the fees charged to a Fund and such comparable funds and/or separate accounts, and determined that differences in fees and fee structures were consistent with the differences in the management and other services provided. The Board explored with Management its assertion that to the extent the rates of fees paid by some such accounts, were lower than the fee rates paid by the corresponding Fund, the differences reflected Management’s greater level of responsibilities and significantly broader scope of services to the Fund, the more extensive regulatory obligations and risks associated with managing the Fund, and other financial considerations with respect to creation, sponsorship, and maintenance of the Fund.
Economies of Scale
The Board also evaluated apparent or anticipated economies of scale in relation to the services Management provides to the Fund. The Board considered whether the Fund’s fee structure provides for a reduction of payments resulting from the use of breakpoints, the size of any breakpoints in the Fund’s advisory fees, and whether any such breakpoints are set at appropriate asset levels. The Board also compared the breakpoint structure to that of the Expense Group. In addition, the Board considered the expense limitation and/or fee waiver arrangements that reduces Fund expenses at all asset levels which can have an effect similar to breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if the Fund’s assets decline. The Board also considered that Management has provided, at no added cost to the Fund, certain additional services, including but not limited to, services required by new regulations or regulatory interpretations, services impelled by changes in the securities markets or the business landscape, and/or services requested by the Board. The Board considered that this is a way of sharing economies of scale with the Fund and its shareholders.
Conclusions
In approving the continuation of the Agreement, the Board concluded that, in its business judgment, the terms of the Agreement are fair and reasonable to the Fund and that approval of the continuation of the Agreement is in the best interests of the Fund and its shareholders. In reaching this determination, the Board considered that Management could be expected to continue to provide a high level of service to the Fund; that the performance of the Fund was satisfactory over time; that the Board retained confidence in Management’s capabilities to manage the Fund; that the Fund’s fee structure appeared to the Board to be reasonable given the nature, extent, and quality of services provided; and that the benefits accruing to Management and its affiliates by virtue of their relationship with the Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to the Fund. The Board’s conclusions are based in part on its consideration of materials prepared in connection with the approval or continuance of the Agreement in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year, in addition to material prepared specifically for the most recent annual review of the Agreement.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
The response to this item is included in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
The response to this item is included in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The remuneration paid to trustees, officers, and others for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The statements regarding the basis for the approval of the investment advisory contracts are disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Registrant.

Item 15.  Submission of Matters to a Vote of Security Holders.
There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 16. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable to the Registrant.
Item 19. Exhibits.
(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger High Yield Strategies Fund Inc.’s Form N-CSR, Investment Company Act file number 811-22396 (filed December 30, 2025).

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date:	February 20, 2026

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:	February 20, 2026